 ----------------------------------------------------------------------------

              PaineWebber Low Duration U.S. Government Income Fund
             1285 Avenue of the Americas, New York, New York 10019
                        Prospectus -- November 10, 1995
--------------------------------------------------------------------------------
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND is a professionally managed series of a mutual fund seeking the highest level of income consistent with the preservation of capital and low volatility of net asset value.

The Fund is a series of PaineWebber Managed Investments Trust ("Trust"). This Prospectus concisely sets forth information about the Fund a prospective investor should know before investing. Please retain this Prospectus for future reference.

A Statement of Additional Information dated November 10, 1995 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

[ ] Professional Management

[ ] Portfolio Diversification

[ ] Dividend and Capital Gain Reinvestment

[ ] Flexible Pricingsm

[ ] Low Minimum Investment

[ ] Automatic Investment Plan

[ ] Systematic Withdrawal Plan

[ ] Suitable For Retirement Plans

-------------------------
A PAINEWEBBER MUTUAL FUND
-------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               Prospectus Page 1

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Prospectus Summary.........................................................   3
Financial Highlights.......................................................   7
Flexible Pricing System....................................................   8
Investment Objective and Policies..........................................   9
Purchases..................................................................  16
Exchanges..................................................................  19
Redemptions................................................................  20
Conversion of Class B Shares...............................................  22
Other Services and Information.............................................  22
Dividends and Taxes........................................................  23
Valuation of Shares........................................................  24
Management.................................................................  24
Performance Information....................................................  26
General Information........................................................  27
Appendix A.................................................................  29
Appendix B.................................................................  32

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                               Prospectus Page 2

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                               Prospectus Summary
--------------------------------------------------------------------------------


See the body of the Prospectus for more information on the topics discussed in this summary.

The Fund:               This Prospectus describes PaineWebber Low Duration
                        U.S. Government Income Fund ("Fund"), a diversified series of an open-end, management investment company.

Investment Objective    Highest level of income consistent with the preserva-
 and Policies:          tion of capital and low volatility of net asset value;
                        invests primarily in U.S. government securities, in-cluding mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or in-strumentalities.

Total Net Assets:       Approximately $325.6 million at October 31, 1995.

Investment Adviser      Mitchell Hutchins Asset Management Inc. ("Mitchell
 and Administrator:     Hutchins"), an asset management subsidiary of
                        PaineWebber Incorporated ("PaineWebber"), manages over
                        $44.6 billion in assets. See "Management."

Sub-Adviser:            Pacific Investment Management Company ("PIMCO") man-
                        ages approximately $69.8 billion in assets. See "Man-agement."

Purchases:              Shares of beneficial interest are available exclu-
                        sively through PaineWebber and its correspondent firms for investors who are clients of PaineWebber or those firms ("PaineWebber clients") and, for other invest-ors, through PFPC Inc., the Fund's transfer agent
                        ("Transfer Agent").

Flexible Pricing        Investors may select Class A, Class B or Class C
 System:                shares, each with a public offering price that re-
                        flects different sales charges and expense levels. See
                        "Flexible Pricing System," "Purchases," "Redemptions" and "Conversion of Class B Shares."

 Class A Shares         Offered at net asset value plus any applicable sales
                        charge (maximum is 3% of public offering price).

 Class B Shares         Offered at net asset value (a maximum contingent de-
                        ferred sales charge of 3% is imposed on most redemp-tions made within four years of date of purchase).
                        Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) approxi-mately six years after purchase.

 Class C Shares         Offered at net asset value without an initial sales
                        charge (for shares purchased on or after November 10, 1995, a contingent deferred sales charge of 0.75% is imposed on most redemptions made within one year of date of purchase). Class C shares pay higher ongoing expenses than Class A shares and do not convert into another Class.

Exchanges:              Shares may be exchanged for shares of the correspond-
                        ing Class of most PaineWebber mutual funds.

Redemptions:            PaineWebber clients may redeem through PaineWebber;
                        other shareholders must redeem through the Transfer
                        Agent.

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                               Prospectus Page 3

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                               Prospectus Summary
                                  (Continued)
--------------------------------------------------------------------------------

Dividends:              Declared daily and paid monthly; net capital gain is
                        distributed annually. See "Dividends and Taxes."

Reinvestment:           All dividends and capital gain distributions are paid
                        in Fund shares of the same Class at net asset value unless the shareholder has requested cash.

Minimum Purchase:       $100 for initial and subsequent purchases.

Other Features:

 Class A Shares         Automatic investment plan
                                                Quantity discounts on initial
                        Systematic withdrawal plan
                                                 sales charge
                        Rights of accumulation  365-day reinstatement privilege

 Class B Shares         Automatic investment plan
                                                Systematic withdrawal plan

 Class C Shares         Automatic investment plan
                                                Systematic withdrawal plan
                              ------------------


WHO SHOULD INVEST. The Fund invests primarily in U.S. government securities, including mortgage-backed securities, and may also invest in privately issued mortgage- and asset-backed securities that have been rated AAA by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), or Aaa by Moody's Investors Service ("Moody's"), have an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, have been determined by PIMCO to be of comparable quality. The Fund maintains an overall portfolio duration of from one to three years. The Fund is designed to provide investors with income and less fluctuation in net asset value than longer-term U.S. government bond funds.

RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective. Although the Fund invests primarily in U.S. government securities, neither the Fund's yield nor its net asset value is insured or guaranteed by the U.S. government. The Fund's net asset value per share generally will vary inversely with movements in interest rates and its yield will vary depending, in part, on its net asset value per share. Normally, the Fund concentrates at least 25% of its total assets in mortgage- and asset-backed securities. Investing in mortgage- and asset-backed securities involves special risks, such as those relating to the prepayment of principal on the underlying obligations, in addition to the risks present in the case of other types of debt securities. During 1994, the value and the liquidity of many mortgage-backed securities, including securities held by the Fund, declined sharply due primarily to increases in short-term interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities in which the Fund may invest can be extremely volatile, and such securities may become illiquid. However, the Fund will not invest in interest-only or principal-only classes or inverse floating rate classes of mortgage- or asset-backed securities. The use of options, futures contracts, interest rate protection transactions, dollar rolls and reverse repurchase agreements also entails special risks.


                               -----------------
                               Prospectus Page 4

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                               Prospectus Summary
                                  (Continued)
--------------------------------------------------------------------------------

EXPENSES OF INVESTING IN THE FUND. The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund.

                                                   CLASS A   CLASS B CLASS C
                                                   -------   ------- -------
Shareholder Transaction Expenses(1)
 Maximum sales charge on purchases of shares (as a
  percentage of public offering price)............   3.00%     None    None
 Sales charge on reinvested dividends.............   None      None    None
 Exchange fee.....................................  $5.00     $5.00   $5.00
 Maximum contingent deferred sales charge (as a
  percentage of net asset value at the time of
  purchase or redemption whichever is lower)......   None(2)   3.00%   0.75%(3)
Annual Fund Operating Expenses(4)
 (as a percentage of average net assets)
 Management fees..................................   0.50%     0.50%   0.50%
 12b-1 fees(5)....................................   0.25      1.00    0.75
 Other expenses...................................   0.13      0.16    0.14
                                                    -----     -----   -----
 Total operating expenses.........................   0.88%     1.66%   1.39%
                                                    =====     =====   =====

Example of Effect of Fund Expenses(6)

An investor would directly or indirectly pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                      -------- ----------- ---------- ---------
Class A Shares(7)....................   $39        $57        $77       $135
Class B Shares:
  Assuming a complete redemption at
   end of period(8)(9)...............   $47        $72        $90       $157
  Assuming no redemption(9)..........   $17        $52        $90       $157
Class C Shares:
  Assuming a complete redemption at
   end of period(8)..................   $22        $44        $76       $166
  Assuming no redemption.............   $14        $44        $76       $166

This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of any Class of the Fund's shares.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses attributable to each Class of the Fund's shares will depend upon, among other things, the level of average net assets and the extent to which the Fund incurs variable expenses, such as transfer agency costs.
-------
(1) Sales charge and exchange fee waivers are available for all shares and reduced sales charge purchase plans are available for Class A shares. The maximum 3% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge declines by 1% following each of the first, third and fourth years after purchase, thereby reaching zero after four years. See "Purchases."
(2) Purchases of Class A shares of $1 million or more are not subject to an initial sales charge. A contingent deferred sales charge of 1% will be applied to most redemptions of such shares within one year of purchase. See "Purchases."

                               -----------------
                               Prospectus Page 5

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                               Prospectus Summary
                                  (Continued)
--------------------------------------------------------------------------------
(3) A contingent deferred sales charge of 0.75% will be applied to most redemptions of Class C shares within one year of purchase. See "Purchases."
(4) See "Management" for additional information. During the year ended November 30, 1994, Mitchell Hutchins waived a portion of its advisory and administration fees. Expenses net of waivers were 0.84% for Class A, 1.62% for Class B and 1.36% for Class C for this period.
(5) 12b-1 fees have two components, as follows:

                                                         CLASS A CLASS B CLASS C
                                                         ------- ------- -------
     12b-1 service fees.................................  0.25%   0.25%   0.25%
     12b-1 distribution fees............................  0.00    0.75    0.50

    12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
(6) During the year ended November 30, 1994, Mitchell Hutchins waived a portion of its advisory and administration fees. This Example is based on expense ratios which would have occurred had such waivers not been made.
(7) Assumes deduction at the time of purchase of the maximum 3% initial sales charge.
(8) Assumes deduction at the time of redemption of the maximum applicable contingent deferred sales charge.
(9) Ten-year figures assume conversion of Class B shares to Class A shares at end of sixth year.

                               -----------------
                               Prospectus Page 6

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                              Financial Highlights
--------------------------------------------------------------------------------
The table below provides selected per share data and ratios for one Class A share, one Class B share and one Class C share for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994, which are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table appearing below insofar as it relates to the fiscal year ended November 30, 1994 and prior periods, have been audited by Ernst & Young LLP, independent auditors, whose report thereon is included in the Annual Report to Shareholders. The financial statements and notes and the financial information in the table below, insofar as they relate to the six months ended May 31, 1995, have been taken from the records of the Fund without examination by the independent auditors, who do not express an opinion thereon. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge.

                                     CLASS A                                   CLASS B
                     ------------------------------------------- ----------------------------------------
                       FOR THE                   FOR THE PERIOD  FOR THE                  FOR THE PERIOD
                     SIX MONTHS                    MAY 3, 1993     SIX                      MAY 3, 1993
                        ENDED     FOR THE YEAR    (COMMENCEMENT  MONTHS    FOR THE YEAR    (COMMENCEMENT
                       MAY 31,       ENDED       OF OPERATIONS)   ENDED       ENDED       OF OPERATIONS)
                        1995      NOVEMBER 30,   TO NOVEMBER 30, MAY 31,   NOVEMBER 30,   TO NOVEMBER 30,
                     (UNAUDITED)      1994            1993        1995         1994            1993
                     -----------  ------------   --------------- -------   ------------   ---------------
Net asset value,
 beginning of
 period...........    $   2.25      $   2.48        $   2.50     $  2.25     $  2.48          $  2.50
                      --------      --------        --------     -------     -------          -------
Net
 increase(decrease)
 from investment
 operations:
Net investment
 income...........        0.07          0.12            0.07        0.06        0.10             0.06
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions.....        0.07         (0.29)          (0.02)       0.07       (0.29)           (0.02)
                      --------      --------        --------     -------     -------          -------
Net increase
 (decrease) in net
 asset value from
 operations.......        0.14         (0.17)           0.05        0.13       (0.19)            0.04
                      --------      --------        --------     -------     -------          -------
Less
 distributions:
Dividends from net
 investment
 income...........       (0.07)        (0.12)          (0.07)      (0.06)      (0.10)           (0.06)
                      --------      --------        --------     -------     -------          -------
Contribution to
 capital from
 adviser..........         --           0.06             --          --         0.06              --
                      --------      --------        --------     -------     -------          -------
Net asset value,
 end of period....    $   2.32      $   2.25        $   2.48     $  2.32     $  2.25          $  2.48
                      ========      ========        ========     =======     =======          =======
Total investment
 return(1)........        6.20%        (4.50)%**        1.88%       5.75%      (5.24)%**         1.47%
                      ========      ========        ========     =======     =======          =======
Ratios/Supplemental
 data:
  Net assets, end
   of period
   (000's
   omitted).......    $132,662      $158,712        $551,243     $10,241     $13,382          $31,706
  Ratio of
   expenses to
   average net
   assets(2)......        1.07%*        0.84%           0.81%*      1.94%*      1.62%            1.62%*
  Ratio of net
   investment
   income to
   average net
   assets(2)......        5.95%*        5.16%           4.85%*      5.09%*      4.40%            4.31%*
  Portfolio
   turnover rate..       64.83%       246.34%          96.60%      64.81%     246.34%           96.60%
                                  CLASS C (3)
                     -----------------------------------------
                     FOR THE                   FOR THE PERIOD
                       SIX                       MAY 3, 1993
                      MONTHS    FOR THE YEAR    (COMMENCEMENT
                      ENDED        ENDED       OF OPERATIONS)
                     MAY 31,    NOVEMBER 30,   TO NOVEMBER 30,
                       1995         1994            1993
                     ---------- -------------- ---------------
Net asset value,
 beginning of
 period...........   $   2.25     $   2.47       $     2.50
                     ---------- -------------- ---------------
Net
 increase(decrease)
 from investment
 operations:
Net investment
 income...........       0.06         0.11             0.06
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions.....       0.07        (0.28)           (0.03)
                     ---------- -------------- ---------------
Net increase
 (decrease) in net
 asset value from
 operations.......       0.13        (0.17)            0.03
                     ---------- -------------- ---------------
Less
 distributions:
Dividends from net
 investment
 income...........      (0.06)       (0.11)           (0.06)
                     ---------- -------------- ---------------
Contribution to
 capital from
 adviser..........        --          0.06              --
                     ---------- -------------- ---------------
Net asset value,
 end of period....   $   2.32     $   2.25       $     2.47
                     ========== ============== ===============
Total investment
 return(1)........       5.90%       (4.99)%**         1.20%
                     ========== ============== ===============
Ratios/Supplemental
 data:
  Net assets, end
   of period
   (000's
   omitted).......   $216,381     $296,182       $1,186,181
  Ratio of
   expenses to
   average net
   assets(2)......       1.67%*       1.36%            1.35%*
  Ratio of net
   investment
   income to
   average net
   assets(2)......       5.38%*       4.65%            4.52%*
  Portfolio
   turnover rate..      64.81%      246.34%           96.60%

-------
*   Annualized.
** During the year ended November 30, 1994, PaineWebber and Mitchell Hutchins took actions affecting the Fund and its shareholders. Mitchell Hutchins made payments aggregating approximately $33 million for the benefit of sharehold-ers of the Fund who held Fund shares on or after April 28, 1994, pursuant to a settlement of certain class action lawsuits filed against the Fund, PaineWebber, Mitchell Hutchins and related parties. The payments equated to $0.06 per share for each Fund share outstanding on May 6, 1994 or issued from that date through June 7, 1994, plus certain additional amounts. If such payments had not been made, the total investment return would have been (7.02)% for Class A, (7.74)% for Class B and (7.50)% for Class C.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net as-set value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; re-sults for Class A and Class B would be lower if sales charges were includ-ed. Total investment returns for periods less than one year have not been annualized.
(2) During the year ended November 30, 1994 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets, and net investment income to average net assets, respectively, would have been 0.88% and 5.12% for Class A, 1.66% and 4.35% for Class B, and 1.39% and 4.61% for Class C.
(3) Formerly Class D shares.

                               -----------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                            Flexible Pricing System
--------------------------------------------------------------------------------
                         DIFFERENCES AMONG THE CLASSES

The primary distinctions among the Classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of distribution fees. These differences are summarized in the table below. Each Class has distinct advantages and disadvantages for different investors, and investors may choose the Class that best suits their circumstances and objectives.

                                         ANNUAL 12B-1 FEES
                                      (AS A % OF AVERAGE DAILY
                 SALES CHARGE               NET ASSETS)          OTHER INFORMATION
           ------------------------   ------------------------ ----------------------
 CLASS A   Maximum initial sales       Service fee of 0.25%    Initial sales charge
           charge of 3% of the pub-                            waived or reduced for
           lic offering price                                  certain purchases
 CLASS B   Maximum contingent de-      Service fee of 0.25%;   Shares convert to
           ferred sales charge of      distribution fee of     Class A shares
           3% upon redemption; de-     0.75%                   approximately six
           clines to zero                                      years after issuance
           after four years
 CLASS C   Contingent deferred         Service fee of 0.25%;             --
           sales charge of 0.75%       distribution fee of
           upon redemption for         0.50%
           first year

               FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES

In deciding which Class of shares to purchase, investors should consider the cost of sales charges together with the cost of the on-going annual expenses described below, as well as any other relevant facts and circumstances.

SALES CHARGES. Class A shares are sold at net asset value plus an initial sales charge of up to 3% of the public offering price. Because of this initial sales charge, not all of a Class A shareholder's purchase price is invested in the Fund. Class B shares are sold with no initial sales charge, but a contingent deferred sales charge of up to 3% applies to most redemptions made within four years of purchase. Class C shareholders pay no initial sales charges, although a contingent deferred sales charge of 0.75% applies to most redemptions made within the first year after purchase. Thus, the entire amount of a Class B or Class C shareholder's purchase price is immediately invested in the Fund.

WAIVERS AND REDUCTIONS OF CLASS A SALES CHARGES. Class A share purchases over $100,000 and Class A share purchases made under the Fund's reduced sales charge plan may be made at a reduced sales charge. In considering the combined cost of sales charges and ongoing annual expenses, investors should take into account any reduced sales charges on Class A shares for which they may be eligible.

The entire initial sales charge on Class A shares is waived for certain eligible purchasers. Because Class A shares bear lower ongoing annual expenses than Class B shares or Class C shares, investors eligible for complete waivers should purchase Class A shares.

ONGOING ANNUAL EXPENSES. Class A, B and C shares of the Fund pay an annual 12b-1 service fee of 0.25% of average daily net assets. Class B shares pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Class C shares pay an annual 12b-1 distribution fee of 0.50% of average daily net assets. Annual 12b-1 distribution fees are a form of asset-based sales charge. An investor should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in the respective Classes of Fund shares over various time periods.

                               -----------------
                               Prospectus Page 8

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

For example, assuming a constant net asset value, the cumulative distribution fees on the Fund's Class B or Class C shares and the 3% maximum initial sales charge on the Fund's Class A shares would all be approximately equal if the shares were held for approximately four years in the case of the Class B shares and approximately six years in the case of the Class C shares. The cumulative distribution fees on the Fund's Class C shares would approximate the cumulative distribution fees on the Class B shares if the shares were held for nine years. Class B shares convert to Class A shares (which do not bear the expense of ongoing distribution fees) approximately six years after purchase. Thus, an investor who would be subject to the maximum initial sales charge and who expects to hold Fund shares for less than six years generally should expect to pay the lowest cumulative expenses by purchasing Class C shares.

The foregoing examples do not reflect, among other variables, the cost or benefit of bearing sales charges or distribution fees at the time of purchase, upon redemption or over time, nor can they reflect fluctuations in the net asset value of Fund shares, which will affect the actual amount of expenses paid. Expenses borne by Classes will differ slightly because of the allocation of other Class-specific expenses. The "Example of Effect of Fund Expenses" under "Prospectus Summary" shows the cumulative expenses an investor would pay over time on a hypothetical investment in each Class of Fund shares, assuming an annual return of 5%.

                               OTHER INFORMATION

PaineWebber investment executives may receive different levels of compensation for selling one particular Class of Fund shares rather than another. Investors should understand that distribution fees and initial and contingent deferred sales charges all are intended to compensate Mitchell Hutchins for distribution services.

See "Purchases," "Redemptions" and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for Class A, B and C of shares of the Fund. See also "Exchanges," "Conversion of Class B Shares," "Dividends and Taxes," "Valuation of Shares" and "General Information" for other differences among the three Classes.
--------------------------------------------------------------------------------
                       Investment Objective and Policies
--------------------------------------------------------------------------------
The Fund's investment objective is to achieve the highest level of income consistent with the preservation of capital and low volatility of net asset value. The Fund seeks to maximize income consistent with the preservation of capital by investing, under normal conditions, at least 65% of its total assets in U.S. government securities, including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government mortgage-backed securities"), other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to those securities. Up to 35% of the Fund's total assets may be invested in mortgage- and asset-backed securities that are issued by private issuers and that at the time of purchase have been rated AAA by S&P or Aaa by Moody's, have an equivalent rating from another NRSRO or, if unrated, have been determined by PIMCO to be of comparable quality. The Fund also may invest in money market instruments. As a matter of fundamental policy, the Fund normally concentrates at least 25% of its total assets in mortgage- and asset-backed securities issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government.

The Fund seeks to limit the volatility of its net asset value per share by maintaining an overall portfolio duration of from one to three years. Duration is a measure of the expected life of a fixed income security on a present value basis. See "Risk Factors and Other Investment Policies--Duration".

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-

                               -----------------
                               Prospectus Page 9

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities, in which the Fund may invest up to 35% of its total assets, are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. For more information concerning the types of mortgage-backed securities in which the Fund may invest, see Appendix A to this Prospectus.

Non-mortgage-related U.S. government securities in which the Fund may invest include U.S. Treasury obligations and other obligations backed by the full faith and credit of the U.S. government and securities that are supported primarily or solely by the creditworthiness of the issuer, such as securities issued by the Resolution Funding Corporation, the Student Loan Marketing Association, the Federal Home Loan Banks and the Tennessee Valley Authority.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer or other credit enhancements may be present.

The Fund may invest in certain zero coupon securities that are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The SEC staff currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. As long as the SEC takes this position, Certificates of Accrual Treasury Securities ("CATS") and Treasury Income Growth Receipts ("TIGRs") that are not issued through the U.S. Treasury will not be counted as U.S. government securities for purposes of the 65% investment requirement.

There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value fluctuates based on changes in the value of its portfolio securities. Neither the issuance by, nor the guarantee of, a U.S. government agency nor even the highest rating by a NRSRO constitutes assurance that the security will not fluctuate in value or that the Fund will receive the originally anticipated yield on the security. An investment in the Fund also is subject to the risks discussed below. See "Investment Policies and Restrictions--Yield Factors and Ratings" in the Statement of Additional Information.

                   RISK FACTORS AND OTHERINVESTMENT POLICIES

INTEREST RATE SENSITIVITY. The investment income of the Fund is based on the income earned on the securities it holds, less expenses incurred; thus, the Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of the Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on then-current investments. Generally, the value of the securities held by the Fund, and thus the net asset value per share of the Fund, will rise when interest rates

                               ------------------
                               Prospectus Page 10

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the net asset value per share of the Fund, may be expected to decline.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of the mortgage- and asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, average maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or discount from, par value. The yields on mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets. If the mortgage assets underlying CMOs sold at a premium experience greater than anticipated principal prepayments, an investor may fail to recoup fully his or her initial investment even if the security is government issued or guaranteed or is rated AAA or the equivalent. While the Fund generally may invest in CMO classes that are structured to sell at a premium or discount, the Fund may not invest in interest-only ("IO") or principal-only ("PO") classes. IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal portion) of the principal from the underlying mortgage assets; PO classes are entitled to receive all or a portion of the principal but none of the interest from the underlying mortgage assets.

Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For these CMO classes, the yield may change more rapidly or to a greater degree than market interest rates change. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. Certain CMO classes known as inverse floating rate securities, pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. However, the Fund may not invest in inverse floating rate mortgage- or asset-backed securities.

During 1994, the value and the liquidity of many mortgage-backed securities, including securities held by the Fund, declined sharply due primarily to increases in short-term interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities in which the Fund may invest can be extremely volatile, and such securities may become illiquid. PIMCO will seek to manage the Fund so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If market interest rates, or

                               ------------------
                               Prospectus Page 11

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

other factors that affect the volatility of securities held by the Fund, change in ways that PIMCO does not anticipate, the Fund's ability to meet its investment objective may be reduced.

The Fund's policy of investing at least 25% of its total assets in mortgage- and asset-backed securities has the effect of increasing the Fund's exposure to these and other risks related to such securities and might cause the Fund's net asset value per share to fluctuate more than otherwise would be the case.

DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price.

The Fund may also enter into reverse repurchase agreements in which the Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed date and price. The market value of securities sold under reverse repurchase agreements typically is greater than the proceeds of the sale, and accordingly, the market value of the securities sold is likely to be greater than the value of the securities in which the Fund invests those proceeds. Thus, reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The dollar rolls and reverse repurchase agreements entered into by the Fund normally will be arbitrage transactions in which the Fund will maintain an offsetting position in securities or repurchase agreements that mature on or before the settlement date of the related dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements must satisfy the quality requirements of the Fund, and will mature on or before the settlement date of the related dollar roll or reverse repurchase agreement, PIMCO believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

Dollar rolls and reverse repurchase agreements will be considered to be borrowings and, accordingly, will be subject to the Fund's limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund's total assets. The Fund will not enter into dollar rolls or reverse repurchase agreements, other than in arbitrage transactions as described above, in an aggregate amount in excess of 5% of the Fund's total assets. The Fund has no present intention to enter into dollar rolls other than in such arbitrage transactions, and it has no present intention to enter into reverse repurchase agreements other than in such arbitrage transactions or for temporary or emergency purposes.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase debt securities, including mortgage- and asset-backed securities, on a "when-issued" basis or may purchase or sell securities for "delayed delivery." In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund generally would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure by a counter party to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its

                               ------------------
                               Prospectus Page 12

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities it holds, exceed its net assets.

HEDGING AND RELATED INCOME STRATEGIES. The Fund may use options (both exchange-traded and over-the-counter ("OTC")) and futures contracts to attempt to enhance income and to reduce the overall risk of its investments (hedge). Hedging strategies may be used in an attempt to manage the Fund's average duration and other risks of its investments, which can affect fluctuations in the Fund's net asset value. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Use of options and futures solely to enhance income may be considered a form of speculation. Appendix B to the Prospectus describes the instruments that the Fund may use, and the Statement of Additional Information contains further information on these strategies.

The Fund may write (sell) covered call and put options, buy call and put options, buy and sell interest rate futures contracts and debt security index futures contracts and buy call or put options or write covered put and call options on such futures contracts. The Fund may enter into options and futures contracts under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these instruments will place at risk a much smaller portion of its assets.

The Fund may also enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors, to preserve a return or spread on a particular investment or portion of the portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees. The Fund would use these transactions as a hedge and not as a speculative investment.

The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a strategy for the Fund, the Fund would be in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Fund's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Fund to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objective and regulatory and tax considerations.

DURATION. Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by PIMCO in portfolio selection for the Fund. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled to be made or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time.

                               ------------------
                               Prospectus Page 13

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending upon its coupon and the level of market yields, a treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, PIMCO will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

Duration allows PIMCO to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the Fund's portfolio. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of three years generally will decrease in value by approximately 3%. Accordingly, if PIMCO calculates the duration of the Fund's portfolio as being three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of the Fund's portfolio may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

REPURCHASE AGREEMENTS. The Fund may use repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by PIMCO to present minimum credit risks in accordance with guidelines established by the Trust's board of trustees.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, securities whose disposition is restricted under the federal securities laws (other than "Rule 144A" securities and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Trust's board of trustees).

                               ------------------
                               Prospectus Page 14
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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 ("1933 Act"). Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of these portfolio securities and the Fund might be unable to dispose of the securities promptly or at favorable prices.

The Fund may not be able to sell illiquid securities when PIMCO considers it desirable to do so or may have to sell such securities at a price lower than could be obtained if they were more liquid. Also the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities may be more difficult to value because reliable market quotations may be unavailable for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 10% of the total value of its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering the securities.

PORTFOLIO TURNOVER. The Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins or PIMCO deems portfolio changes appropriate. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains.

DERIVATIVES. The Fund may invest in instruments or securities that commonly are referred to as "derivatives" because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. Derivative instruments include options, futures contracts, interest rate protection contracts and similar instruments that may be used by the Fund in hedging and related income strategies. There is only limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, the derivative securities in which the Fund may invest include "stripped" securities, such as CATS and TIGRs, and specially structured types of mortgage- and asset-backed securities. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.

OTHER INVESTMENT POLICIES. In addition to its investments in U.S. government securities and related repurchase agreements, the Fund may hold up to 35% of its total assets in cash or money market instruments for liquidity purposes or pending investment in longer-term portfolio securities. In addition, when PIMCO believes unusual circumstances warrant a defensive posture, the Fund temporarily may commit all or any portion of its assets to cash or money market instruments. Such instruments may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated at least A-1 by S&P or P-1 by Moody's, bank certificates of deposit, bankers' acceptances and repurchase agreements secured by any of the foregoing. The Fund may also engage in short sales of securities "against the box" to defer realization of gains or losses for tax or other purposes.

The Fund's investment objective, its policy of normally concentrating at least 25% of its total assets in mortgage- and asset-backed securities and certain investment limitations as described in the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies may be changed by the Trust's trustees without shareholder approval.

                               ------------------
                               Prospectus Page 15

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              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                   Purchases
--------------------------------------------------------------------------------
GENERAL. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon most redemptions. Class B shares automatically convert to Class A shares approximately six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge of 0.75% payable on most redemptions made within one year of purchase. Class C shares do not convert into another Class. See "Flexible Pricing System" and "Conversion of Class B Shares."

Shares of the Fund are available through PaineWebber and its correspondent firms or, for shareholders who are not PaineWebber clients, through the Transfer Agent. Investors may contact a local PaineWebber office to open a PaineWebber account. The minimum initial investment, as well as the minimum for additional purchases, is $100. The Fund reserves the right to change these minimums. These minimums may be waived or reduced for investments by employees of PaineWebber or its affiliates, by certain pension plans and retirement accounts, by participants in the Fund's automatic investment plan. Purchase orders will be priced at the net asset value per share next determined (see "Valuation of Shares") after the order is received by PaineWebber's New York City offices or by the Transfer Agent, plus any applicable sales charge for the Class A shares. The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of the Fund's shares for a period of time.

When placing purchase orders, investors should specify whether the order is for Class A, Class B or Class C shares. All share purchase orders that fail to specify a Class will automatically be invested in Class A shares.

PURCHASES THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. Purchases through PaineWebber investment executives or correspondent firms may be made in person or by mail, telephone or wire; the minimum wire purchase is $1 million. Investment executives and correspondent firms are responsible for transmitting purchase orders to PaineWebber's New York City offices promptly. Investors may pay for a purchase with checks drawn on U.S. banks or with funds held in brokerage accounts at PaineWebber or its correspondent firms. Payment is due on the third Business Day after the order is received at PaineWebber's New York City offices. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange, Inc. ("NYSE") is open for business.

PURCHASES THROUGH THE TRANSFER AGENT. Investors who are not PaineWebber clients may purchase shares of the Fund through the Transfer Agent. Shares of the Fund may be purchased, and an account with the Fund established, by completing and signing the purchase application at the end of this Prospectus and mailing it, together with a check to cover the purchase, to the Transfer Agent: PFPC Inc.,
Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. Subsequent investments need not be accompanied by an application.

INITIAL SALES CHARGE--CLASS A SHARES. The public offering price of Class A shares is the next determined net asset value, plus any applicable sales charge, which will vary with the size of the purchase as shown in the following table:

                 INITIAL SALES CHARGE SCHEDULE--CLASS A SHARES

                                           SALES CHARGE AS A
                                             PERCENTAGE OF                      DISCOUNT TO
                               ----------------------------------------          SELECTED
                                                      NET AMOUNT               DEALERS AS A
                                                       INVESTED                 PERCENTAGE
                               OFFERING               (NET ASSET               OF OFFERING
  AMOUNT OF PURCHASE            PRICE                   VALUE)                    PRICE
  ------------------           --------               ----------               ------------
 Less than$100,000               3.00%                   3.09%                     2.75%
 $100,000 to$249,999             2.50                    2.56                      2.25
 $250,000 to$499,999             2.00                    2.04                      1.75
 $500,000 to$999,999             1.50                    1.52                      1.25
$1,000,000 and over(1)           None                    None                      1.00

-------
(1) Mitchell Hutchins pays compensation to PaineWebber out of its own resources. Most redemptions of these shares within one year of purchase will be subject to a contingent deferred sales charge of 1%. See "Contingent Deferred Sales Charge--Class A Shares."

                               ------------------
                               Prospectus Page 16

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

Mitchell Hutchins may at times agree to reallow a higher discount to PaineWebber, as exclusive dealer for the Fund's shares, than those shown above. To the extent PaineWebber or any dealer receives 90% or more of the sales charge, it may be deemed an "underwriter" under the 1933 Act.

REDUCED SALES CHARGE PLANS--CLASS A SHARES. If an investor or eligible group of related Fund investors purchases Class A shares of the Fund concurrently with Class A shares of other PaineWebber mutual funds, the purchases may be combined to take advantage of the reduced sales charge applicable to larger purchases. In addition, the right of accumulation permits a Fund investor or eligible group of related Fund investors to pay the lower sales charge applicable to larger purchases by basing the sales charge on the dollar amount of Class A shares currently being purchased, plus the net asset value of the investor's or group's total existing Class A shareholdings in other PaineWebber mutual funds.

An "eligible group of related Fund investors" includes an individual, the individual's spouse, parents and children, the individual's individual retirement account ("IRA"), certain companies controlled by the individual and employee benefit plans of those companies, and trusts or Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the individual or eligible group of individuals for the benefit of the individual and/or the individual's spouse, parents or children. The term also includes a group of related employers and one or more qualified retirement plans of such employers. For more information, an investor should consult the Statement of Additional Information or contact a PaineWebber investment executive or correspondent firm or the Transfer Agent.

SALES CHARGE WAIVERS--CLASS A SHARES. Class A shares are available without a sales charge through exchanges for Class A shares of most other PaineWebber mutual funds. See "Exchanges." In addition, Class A shares may be purchased without a sales charge, and exchanges of any Class of shares may be made without the $5.00 exchange fee, by employees, directors and officers of PaineWebber or its affiliates, directors or trustees and officers of any PaineWebber mutual fund, their spouses, parents and children and advisory clients of Mitchell Hutchins. Class A shares may also be purchased without a sales charge by employee benefit plans qualified under section 401 or 403(b) of the Internal Revenue Code (the "Code"), including salary reduction plans qualified under section 401(k) of the Code, subject to minimum requirements established by Mitchell Hutchins with respect to the number of employees or amount of purchase. Currently, the employers establishing the plan must have 100 or more eligible employees or the amount invested or to be invested during the subsequent 13-month period in the Fund or any other PaineWebber mutual fund must total at least $1 million. If investments by an employee benefit plan without a sales charge are made through a dealer (including PaineWebber) who has executed a dealer agreement with Mitchell Hutchins, Mitchell Hutchins may make a payment, out of its own resources, to the dealer in an amount not to exceed 1% of the amount invested.

Class A shares also may be purchased without a sales charge if the purchase is made through a PaineWebber investment executive who formerly was employed as a broker with another firm registered as a broker-dealer with the SEC, provided
(1) the purchaser was the investment executive's client at the competing brokerage firm, (2) within 90 days of the purchase of Class A shares the purchaser redeemed shares of one or more mutual funds for which that competing firm or its affiliates was principal underwriter, provided the purchaser either paid a sales charge to invest in those funds, paid a contingent deferred sales charge upon redemption or held shares of those funds for the period required not to pay the otherwise applicable contingent deferred sales charge and (3) the total amount of shares of all PaineWebber mutual funds purchased under this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the competing firm's funds. To take advantage of this waiver, an investor must provide satisfactory evidence that all the above-noted conditions are met. Qualifying investors should contact their PaineWebber investment executives for more information.

Certificate holders of unit investment trusts ("UITs") sponsored by PaineWebber may acquire Class A shares of the Fund without regard to the minimum investment requirements and without sales charges by electing to have dividends and distributions from their UIT investment automatically invested in Class A shares.

Class A shares may be acquired without a sales charge if issued by the Fund in connection with a reorganization pursuant to which the Fund acquires substantially all of the assets and

                               ------------------
                               Prospectus Page 17

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

liabilities of another investment company in exchange solely for shares of the Fund.

CONTINGENT DEFERRED SALES CHARGE--CLASS A SHARES. Class A shares purchased without an initial sales charge due to the sales charge waiver for purchases of $1 million or more and held less than one year are subject to a contingent deferred sales charge upon redemption equal to 1% of the lower of (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. The holding period of Class A shares acquired through an exchange with another PaineWebber mutual fund is calculated from the date the Class A shares of the other PaineWebber mutual fund were initially purchased without a sales charge, and Class A shares acquired through an exchange will be considered to represent, as applicable, dividend and capital gain distribution reinvestments in such other funds. Redemption order will be determined as described for Class B shares (see "Contingent Deferred Sales Charge--Class B Shares"). Class A shares held one year or longer and Class A shares acquired through reinvestment of dividends or capital gains distributions are not subject to this contingent deferred sales charge. The contingent deferred sales charge is waived for exchanges, as described below, and for most redemptions in connection with the systematic withdrawal plan. THIS CONTINGENT DEFERRED SALES CHARGE DOES NOT APPLY TO REDEMPTIONS OF CLASS A SHARES PURCHASED PRIOR TO NOVEMBER 10, 1995. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on the redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. The public offering price of the Class B shares is the next determined net asset value, and no initial sales charge is imposed. A contingent deferred sales charge, however, is imposed upon most redemptions of Class B shares.

The maximum contingent deferred sales charge for Class B shares equals 3% of the lower of (a) the net asset value of the shares at the time of purchase or
(b) the net asset value of the shares at the time of redemption. Class B shares held four years or longer and Class B shares acquired through reinvestment of dividends or capital gains distributions are not subject to the contingent deferred sales charge. The following table shows the contingent deferred sales charge percentages charged in each year following purchase:

                                                            CONTINGENT DEFERRED
                                                             SALES CHARGE AS A
     REDEMPTION                                                PERCENTAGE OF
       DURING                                                 NET ASSET VALUE
     ----------                                             -------------------
1st Year Since Purchase....................................          3%
2nd Year Since Purchase....................................          2
3rd Year Since Purchase....................................          2
4th Year Since Purchase....................................          1
5th Year Since Purchase....................................        None

In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of Class B shares representing the reinvestment of dividends and capital gains distributions and then of other shares held by the shareholder for the longest period of time. The holding period of Class B shares acquired through an exchange with another PaineWebber mutual fund will be calculated from the date that the Class B shares were initially acquired in one of the other PaineWebber mutual funds, and Class B shares being redeemed will be considered to represent, as applicable, dividend and capital gain distribution reinvestments in such other funds. This will result in any contingent deferred sales charge being imposed at the lowest possible rate. Investors should be aware, however, that Class B shares of the Fund and Class B shares of most other PaineWebber mutual funds have different contingent deferred sales charge schedules. The higher schedule will apply to the redemption if Class B shares of the Fund are acquired through an exchange from, or disposed of in an exchange for, Class B shares of another PaineWebber mutual fund (see "Exchanges"). For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.

SALES CHARGE WAIVERS--CLASS B SHARES. The contingent deferred sales charge will be waived for exchanges, as described below, and for most redemptions in connection with the Fund's systematic withdrawal plan. In addition, the contingent deferred sales charge will be waived for a total or partial redemption made within one year of the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death. The contingent deferred sales charge will also be waived in

                               ------------------
                               Prospectus Page 18

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

connection with a lump-sum or other distribution in the case of an IRA, a self-employed individual retirement plan (so-called "Keogh Plan") or a custodial account under Section 403(b) of the Internal Revenue Code following attainment of age 59 1/2; a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan; and a redemption resulting from a tax-free return of an excess contribution to an IRA.

Contingent deferred sales charge waivers will be granted subject to confirmation (by PaineWebber in the case of shareholders who are PaineWebber clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares is the next determined net asset value. No initial sales charge is imposed.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. Class C shares held less than one year will be subject to a contingent deferred sales charge on redemptions in an amount equal to 0.75% of the lower of (a) the net asset value of the shares at the time of purchase or (b) the net asset value of the shares at the time of redemption. The holding period of Class C shares acquired through an exchange with another PaineWebber mutual fund is calculated from the date the Class C shares of the other PaineWebber mutual fund were initially purchased and Class C shares will be considered to represent, as applicable, dividend and capital gain distribution reinvestments in such other funds. Redemption order will be determined as described for Class B shares (see "Contingent Deferred Sales Charge--Class B Shares"). Redemptions of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on Class C shares of the PaineWebber mutual fund originally purchased that were subsequently exchanged for Class C shares of the Fund. Class C shares held one year or longer and
Class C shares acquired through reinvestment of dividends or capital gains distributions are not subject to this contingent deferred sales charge. The contingent deferred sales charge is waived for exchanges, as described below, and for most redemptions in connection with the systematic withdrawal plan.
THIS CONTINGENT DEFERRED SALES CHARGE DOES NOT APPLY TO REDEMPTIONS OF CLASS C SHARES PURCHASED PRIOR TO NOVEMBER 10, 1995. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on the redemption. The amount of any contingent deferred sales charge will be paid to Mitchell Hutchins.
--------------------------------------------------------------------------------
                                   Exchanges
--------------------------------------------------------------------------------

Shares of the Fund may be exchanged for shares of the corresponding Class of other PaineWebber mutual funds, or may be acquired through an exchange of shares of the corresponding Class of those funds. No initial sales charge is imposed on the shares being acquired, and no contingent deferred sales charge is imposed on the shares being disposed of, through an exchange. However, contingent deferred sales charges may apply to redemptions of shares of PaineWebber mutual funds acquired through an exchange. A $5.00 exchange fee is charged for each exchange, and exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

The other PaineWebber mutual funds with which Fund shares may be exchanged include:

PAINEWEBBER INCOME FUNDS

  . Global Income Fund

  . High Income Fund

  . Investment Grade Income Fund

  . Strategic Income Fund

  . U.S. Government Income Fund

PAINEWEBBER TAX-FREE INCOME FUNDS

  . California Tax-Free Income Fund

  . Municipal High Income Fund

  . National Tax-Free Income Fund

  . New York Tax-Free Income Fund

                               ------------------
                               Prospectus Page 19

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PAINEWEBBER GROWTH FUNDS

  . Capital Appreciation Fund

  . Emerging Markets Equity Fund

  . Global Equity Fund

  . Growth Fund

  . Regional Financial Growth Fund

  . Small Cap Growth Fund

  . Small Cap Value Fund

PAINEWEBBER GROWTH AND INCOME FUNDS

  . Balanced Fund

  . Growth and Income Fund

  . Tactical Allocation Fund

  . Utility Income Fund

PAINEWEBBER MONEY MARKET FUND



The holding period of shares of the Fund is included in the holding period used to compute the contingent deferred sales charge applicable on a redemption of shares of the other PaineWebber mutual funds acquired through an exchange. The same contingent deferred sales charge schedule applicable to the Fund's Class B shares will apply to Class B shares of PaineWebber Money Market Fund that are acquired directly through an exchange for the Fund's Class B shares. However, Class B shares of the other PaineWebber mutual funds have higher contingent deferred sales charges than Class B shares of the Fund and such charges are imposed over a longer period. Class B shareholders exercising the exchange privilege to acquire Class B shares of one of these other funds will be subject to the higher contingent deferred sales charge schedule of the Class B shares being acquired, and Class B shareholders of one of these other funds exercising the exchange privilege to acquire Class B shares of the Fund will continue to be subject to the higher contingent deferred sales charge.

PaineWebber clients must place exchange orders through their PaineWebber investment executives or correspondent firms. Shareholders who are not PaineWebber clients must place exchange orders in writing with the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. All exchanges will be effected based on the relative net asset values per share next determined after the exchange order is received at PaineWebber's New York City offices or by the Transfer Agent. See "Valuation of Shares." Shares of the Fund purchased through PaineWebber or its correspondent firms may be exchanged only after the settlement date has passed and payment for such shares has been made.

OTHER EXCHANGE INFORMATION. This exchange privilege may be modified or terminated at any time upon at least 60 days' notice when such notice is required by SEC rules. This exchange privilege is available only in those jurisdictions where the sale of the PaineWebber mutual fund shares to be acquired may be legally made. Before making any exchange, shareholders should contact their PaineWebber investment executives or correspondent firms or the Transfer Agent to obtain more information and prospectuses of the PaineWebber mutual funds to be acquired through the exchange.
--------------------------------------------------------------------------------
                                  Redemptions
--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge) and redemption proceeds will be paid after receipt of a redemption request, as described below. PaineWebber clients may redeem shares through PaineWebber or its correspondent firms; all other shareholders must redeem through the Transfer Agent. If a redeeming shareholder owns shares of more than one Class, the shares will be redeemed in the following order unless the shareholder specifically requests otherwise: Class A shares, then Class C shares, and finally Class B shares.

REDEMPTION THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. PaineWebber clients may submit redemption requests to their investment executives or correspondent firms in person or by

                               ------------------
                               Prospectus Page 20

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

telephone, mail or wire. As the Fund's agent, PaineWebber may honor a redemption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days after receipt of the request, repurchase proceeds (less any applicable contingent deferred sales charge) will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices.

PaineWebber reserves the right not to honor a redemption request, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

REDEMPTION THROUGH THE TRANSFER AGENT. Fund shareholders who are not PaineWebber clients must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Shareholders should mail redemption requests directly to the Transfer
Agent: PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the net asset value next computed after it is received in "good order" and redemption proceeds will be paid within seven days of the receipt of the request. "Good order" means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible guarantor institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, and (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations. Shareholders are responsible for ensuring that a request for redemption is received in "good order."

ADDITIONAL INFORMATION ON REDEMPTIONS. Redemption proceeds of $1 million or more may be wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or redemption requirements generally, should be referred to the shareholder's PaineWebber investment executive or correspondent firm, or to the Transfer Agent if the shares are not held in a PaineWebber brokerage account. If a shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to redeem all Fund shares in any shareholder account having a net asset value below the lesser of $500 or the current minimum for initial purchases. If the Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to the minimum required level or more within 60 days of the notice. The Fund will not redeem accounts that fall below the minimum required level solely as a result of a reduction in net asset value per share.

Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed by purchasing Class A shares within 365 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify their PaineWebber investment executive or correspondent firm at the time the privilege is exercised.

                               ------------------
                               Prospectus Page 21

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                          Conversion of Class B Shares
--------------------------------------------------------------------------------

A shareholder's Class B shares will automatically convert to Class A shares approximately six years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two Classes on the first Business Day of the month in which the sixth anniversary of the issuance of the Class B shares occurs. See "Valuation of Shares." If a shareholder effects one or more exchanges among Class B shares of the PaineWebber mutual funds during the six-year period, the holding periods for the shares so exchanged will be counted toward the six-year period.

--------------------------------------------------------------------------------
                         Other Services and Information
--------------------------------------------------------------------------------

Investors interested in the services described below should consult their PaineWebber investment executives or correspondent firms or call the Transfer Agent toll free at 1-800-647-1568.

AUTOMATIC INVESTMENT PLAN. Shareholders may purchase shares of the Fund through an automatic investment plan, under which an amount specified by the shareholder of $50 or more each month will be sent to the Transfer Agent from the shareholder's bank for investment in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables the investor to use the technique of "dollar cost averaging." When under the plan a shareholder invests the same dollar amount each month, the shareholder will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own Class A or Class C shares with a value of $5,000 or more or Class B shares with a value of $20,000 or more may have PaineWebber redeem a portion of their Fund shares monthly, quarterly or semi-annually under the Fund's systematic withdrawal plan. Shareholders who participate in the systematic withdrawal plan must elect to have all dividends reinvested in additional shares of the same Class. The minimum amount for all withdrawals of Class A or Class C shares is $100, and minimum monthly, quarterly and semi-annual withdrawal amounts for Class B shares are $200, $400 and $600, respectively. Quarterly withdrawals are made in March, June, September and December, and semi-annual withdrawals are made in June and December. Provided that the shareholder does not withdraw an amount exceeding 12% (in the first year after purchase for Class A and Class C shares, annually for Class B shares) of his or her "Initial Account Balance," a term that means the value of the Fund account at the time the shareholder elects to participate in the systematic withdrawal plan, no contingent deferred sales charge is imposed on such withdrawals. A shareholder's participation in the systematic withdrawal plan will terminate automatically if the Initial Account Balance (plus the net asset value on the date of purchase of Fund shares acquired after the election to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than $5,000 for Class A and Class C shareholders or $20,000 for Class B shareholders. Purchases of additional shares concurrent with withdrawals are

                               ------------------
                               Prospectus Page 22

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, sales charges.

INDIVIDUAL RETIREMENT ACCOUNTS. Fund shares may be purchased through IRAs available through the Fund or PaineWebber. In addition, a Self-Directed IRA is available through PaineWebber under which investments may be made in the Fund as well as in other investments available through PaineWebber. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS. If a shareholder holding Fund shares in a PaineWebber brokerage account transfers his or her brokerage account to another firm, the Fund shares normally will be transferred to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------
                              Dividends and Taxes
--------------------------------------------------------------------------------

DIVIDENDS. Dividends from the Fund's net investment income are declared daily and paid monthly on or about the 15th day of each month. Net investment income includes accrued interest and discount, less amortization of premium and accrued expenses. The Fund distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any. The Fund may make additional distributions if necessary to avoid a 4% excise tax on certain undistributed income and capital gain. Dividends and other distributions on all Classes of Fund shares are calculated at the same time and in the same manner. Dividends on Class B and Class C shares are expected to be lower than those on its Class A shares because of the higher expenses resulting from distribution fees borne by the Class B and Class C shares. For the same reason, dividends on Class B shares are expected to be lower than those for Class C shares. Dividends on each Class also might be affected differently by the allocation of other Class-specific expenses. See "Valuation of Shares."

Shares purchased through PaineWebber investment executives and correspondent firms begin earning dividends on the Business Day following the date payment for such shares is due; shares purchased through the Transfer Agent begin earning dividends on the Business Day following the Transfer Agent's receipt of payment for such shares. Shares acquired through an exchange begin earning dividends on the Business Day following the day on which the exchange is effected.

Dividends and other distributions are paid in additional Fund shares of the same Class at net asset value unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their PaineWebber investment executives or correspondent firms or complete the appropriate section of the application form.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or in additional Fund shares) generally are taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or in additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them.

The Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year.

                               ------------------
                               Prospectus Page 23

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. However, special tax rules apply when a shareholder
(1) disposes of Class A shares through a redemption or exchange within 90 days of purchase and (2) subsequently acquires Class A shares of a PaineWebber mutual fund (including the Fund) without paying a sales charge due to the exchange privilege or 365-day reinstatement privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the basis of the PaineWebber mutual fund shares subsequently acquired. In addition, if shares of the Fund are purchased within 30 days before or after redeeming other Fund shares (regardless of Class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

No gain or loss will be recognized by a shareholder as a result of a conversion of Class B shares into Class A shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers.
--------------------------------------------------------------------------------
                              Valuation of Shares
--------------------------------------------------------------------------------
The net asset value of the Fund's shares fluctuates and is determined separately for each Class as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) each Business Day. Net asset value per share is determined by dividing the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of Fund shares outstanding.

The Fund values its assets based on their current market value where market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board of trustees determines that this does not represent fair value.
--------------------------------------------------------------------------------
                                   Management
--------------------------------------------------------------------------------

The Trust's board of trustees, as part of its overall management responsibility, oversees various organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administrator, supervises all aspects of the Fund's operations. Mitchell Hutchins receives a monthly fee for its services, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets.

                               ------------------
                               Prospectus Page 24

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

Mitchell Hutchins supervises the activities of PIMCO which, as sub-adviser for the Fund makes and implements all investment decisions for the Fund. Under the sub-advisory contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee for its services as sub-adviser for the Fund in the amount of 0.25% of the Fund's average daily net assets.

The Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent. The Fund incurs other expenses and, for the fiscal year ended November 30, 1994, the Fund's total expenses for its Class A, Class B and Class C shares, stated as a percentage of average net assets were (net of fee waivers) 0.84%, 1.62% and 1.36%, respectively.

Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019. It is a wholly owned subsidiary of PaineWebber, which is in turn a wholly owned subsidiary of Paine Webber Group Inc., a publicly owned financial services holding company. As of October 31, 1995, Mitchell Hutchins was adviser or sub-adviser of 38 investment companies with 75 separate portfolios and aggregate assets of over $29 billion.

PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is a subsidiary of PIMCO Advisors L.P., a publicly held investment advisory firm. As of October 31, 1995, PIMCO had approximately $69.8 billion in assets under management and was adviser or sub-adviser of 11 investment companies with 36 portfolios and aggregate assets of approximately $18.7 billion. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies.

William C. Powers, a Managing Director of PIMCO, is responsible for the day-to-day management of the Fund's portfolio. Mr. Powers has participated in the management of the portfolio since PIMCO assumed sub-advisory responsibilities for the Fund in October 1994. Since 1991, Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO. He was previously associated with Salomon Brothers and Bear Stearns as a Senior Managing Director.

Mitchell Hutchins and PIMCO investment personnel may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.

DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A shares, Class B shares and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a monthly service fee at the annual rate of 0.25% of the average daily net assets of each Class of Fund shares and a monthly distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B shares and 0.50% of the average daily net assets of the Class C shares.

Under all three Plans, Mitchell Hutchins uses the service fee primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the Fund by PaineWebber clients. PaineWebber passes on a portion of these fees to its investment executives to compensate them for shareholder servicing that they perform, and it retains the remainder to offset its own expenses in servicing and maintaining shareholder accounts. These expenses may include costs of the PaineWebber branch office in which the investment executive is based, such as rent, communications equipment, employee salaries and other overhead costs.

Mitchell Hutchins uses the distribution fee under the Class B and Class C Plans to offset the commissions it pays to PaineWebber for selling the Fund's Class B and Class C shares. PaineWebber passes on to its investment executives a portion of these commissions and retains the remainder to offset its expenses in selling Class B and Class C shares. These expenses may include the branch office costs noted above. In addition, Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to offset the Fund's marketing costs attributable to such Classes, such as preparation of sales literature, advertising and printing and distributing prospectuses and other shareholder materials to prospective investors. Mitchell Hutchins also may use the distribution fees to pay other costs allocated to Mitchell Hutchins' and

                               ------------------
                               Prospectus Page 25

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PaineWebber's distribution activities, including employee salaries, bonuses and other overhead expenses.

Mitchell Hutchins expects that, from time to time, PaineWebber will pay shareholder servicing fees and sales commissions to its investment executives at the time of sale of Class C shares of the Fund. If PaineWebber makes such payments, it will retain the service and distribution fees on Class C shares until it has been reimbursed and thereafter will pass a portion of the service and distribution fees on Class C shares on to its investment executives.

Mitchell Hutchins receives the proceeds of the initial sales charge paid upon the purchase of Class A shares and the contingent deferred sales charge paid upon certain redemptions of shares, and may use these proceeds for any of the distribution expenses described above. See "Purchases."

During the period they are in effect, the Plans and related distribution contracts pertaining to each Class of Fund shares ("Distribution Contracts") obligate the Fund to pay service and distribution fees to Mitchell Hutchins as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if Mitchell Hutchins' expenses exceed its service or distribution fees, the Fund will not be obligated to pay more than those fees, and, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. The Fund will pay the service and distribution fees to Mitchell Hutchins until either the applicable Plan or Distribution Contract is terminated or not renewed. In that event, Mitchell Hutchins' expenses in excess of service and distribution fees received or accrued through the termination date will be Mitchell Hutchins' sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of each Plan, the trustees will review the Plan and
Mitchell Hutchins' corresponding expenses for each Class separately from the Plans and corresponding expenses for the other two Classes.
--------------------------------------------------------------------------------
                            Performance Information
--------------------------------------------------------------------------------
The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for the Class
A shares reflects deduction of the Fund's maximum initial sales charge at the time of purchase, and standardized return for the Class B shares and Class C shares reflects deduction of the applicable contingent deferred sales charge imposed on a redemption of shares held for the period. One-, five- and ten-year periods will be shown, unless the Class has been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were included.

The Fund also may advertise its yield. Yield reflects investment income net of expenses over a 30-day (or one-month) period on a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares and Class C shares at the end of the period. Yield computations differ from other accounting methods and therefore may differ from dividends actually paid or reported net income.

Total return and yield information reflect past performance and do not necessarily indicate future results. Investment return and principal values will fluctuate, and proceeds upon redemption may be more or less than a shareholder's cost.

                               ------------------
                               Prospectus Page 26

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
                              General Information
--------------------------------------------------------------------------------

ORGANIZATION. PaineWebber Managed Investments Trust is registered with the SEC as an open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts by Declaration of Trust dated November 21, 1986. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.001 per share. In addition to the Fund, shares of four other series have been authorized.

The shares of beneficial interest of the Fund are divided into four Classes, designated Class A shares, Class B shares, Class C shares and Class Y shares. Each Class represents interests in the same assets of the Fund. Classes A, B and C differ as follows: (1) each Class has exclusive voting rights on matters pertaining to its plan of distribution, (2) Class A shares are subject to an initial sales charge, (3) Class B shares bear ongoing distribution fees, are subject to a contingent deferred sales charge upon most redemptions and will automatically convert to Class A shares approximately six years after issuance,
(4) Class C shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge if redeemed within one year of purchase, bear ongoing distribution fees and do not convert into another Class and (5) each Class may bear differing amounts of certain Class-specific expenses. Class Y shares, which may be offered only to limited classes of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees. The board of trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the Fund. On an ongoing basis, the board of trustees will consider whether any such conflict exists and, if so, take appropriate action.

The different sales charges and other expenses applicable to the different classes of Fund shares may affect the performance of those classes. More information concerning Class Y shares of the Fund may be obtained from a PaineWebber investment executive or correspondent firm or by calling 1-800-647-1568.

The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a trustee by votes cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when so requested in writing by shareholders of record holding at least 10% of the Trust's outstanding shares. Each share of the Fund has equal voting rights, except as noted above. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation, except that, due to the differing expenses borne by the four Classes, these dividends and proceeds on the Class B and Class C shares are likely to be lower than on the Class A shares and are likely to be lower on every other Class of shares than for Class Y shares. The shares of the Fund and the other series of the Trust will be voted separately except when an aggregate vote of all series is required by the Investment Company Act of 1940 ("1940 Act").

To avoid additional operating costs and for investor convenience, the Fund does not issue share certificates. Ownership of the Fund's shares is recorded on a share register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. PFPC Inc., a subsidiary of PNC Bank, National Association, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer and dividend disbursing agent.

                               ------------------
                               Prospectus Page 27

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

CONFIRMATIONS AND STATEMENTS. Shareholders receive confirmations of purchases and redemptions of Fund shares. PaineWebber clients receive statements at least quarterly that report their Fund activity and consolidated year-end statements that show all Fund transactions for that year. Shareholders who are not PaineWebber clients receive quarterly statements from the Transfer Agent. Shareholders also receive audited annual and unaudited semi-annual financial statements of the Fund.

                               ------------------
                               Prospectus Page 28

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                                   Appendix A
                      Types of Mortgage-Backed Securities
--------------------------------------------------------------------------------

GINNIE MAE CERTIFICATES

Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal (but not the market value of the security itself) is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

FANNIE MAE CERTIFICATES

Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal (but not the market value of the security itself) on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

FREDDIE MAC CERTIFICATES

Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest (but not the market value of the security itself) on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES

Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the CMOs or single class mortgage-backed securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, they normally are structured with one or more types of credit enhancement. See "-- Types of Credit Enhancement." Such credit enhancements do not protect investors from changes in market value.

                               ------------------
                               Prospectus Page 29

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, holds assets of failed savings associations as either a conservator or receiver for such associations, or it acquires such assets in its corporate capacity. These assets include, among other things, single family and multifamily mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC has established a vehicle registered with the SEC through which it sells mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC holds or has acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS

CMOs are debt obligations that are collateralized either by mortgage loans, mortgage pass-through securities or other CMOs (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal and interest on the Mortgage Assets (and, in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any principal-only or PO class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES

ARM mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and Floating Rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral.

                               ------------------
                               Prospectus Page 30

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security.

Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the sched-uled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

SPECIALLY STRUCTURED CMOS AND NEW TYPES OF MORTGAGE-BACKED SECURITIES

The Fund may not invest in IOs, POs, or inverse floating rate CMOs. However the Fund may invest in other specially structured CMO classes. See "Risk Factors and Other Investment Policies--Risks of Mortgage- and Asset-Backed Securities."

New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the Fund expects to in-vest in those new types of mortgage-backed securities that Mitchell Hutchins believes may assist the Fund in achieving its investment objective. Similarly, the Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified above. The Fund's prospectus or statement of additional information will be supplemented to the extent that new types of mortgage-backed securities or those issued by issuers other than those identified above involve materially different risks than the securities or issuers described herein.

                               ------------------
                               Prospectus Page 31

                 ---------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                                   Appendix B
--------------------------------------------------------------------------------

THE FUND MAY USE THE FOLLOWING INSTRUMENTS:

Options on Debt Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on Indices of Debt Securities. An index assigns relative values to the securities included in the index and fluctuates with changes in the market values of such securities. Index options operate in the same way as more traditional options except that exercises of index options are effected with cash payment and do not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

Debt Security Index Futures Contracts. An index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate Futures Contracts. An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of debt security called for in the contract at a specified future time and at a specified price. Although interest rate futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

                               ------------------
                               Prospectus Page 32

                                                                Application Form

THE PAINEWEBBER
MUTUAL FUNDS                                 [ ] [ ] - [ ] [ ] [ ] [ ] - [ ] [ ]
                                                    PaineWebber Account No.
--------------------------------------------------------------------------------
INSTRUCTIONS  DO NOT USE THIS FORM IF YOU WOULD LIKE YOUR ACCOUNT SERVICED
              THROUGH PAINEWEBBER. INSTEAD, CALL YOUR PAINEWEBBER INVESTMENT EXECUTIVE (OR YOUR LOCAL PAINEWEBBER OFFICE TO OPEN AN ACCOUNT).
              ALSO, DO NOT USE THIS FORM TO OPEN A      Return this completed
              RETIREMENT PLAN ACCOUNT. FOR              form to: PFPC Inc. P.O.
              RETIREMENT PLAN FORMS OR FOR              Box 8950 Wilmington,
              ASSISTANCE IN COMPLETING THIS FORM        Delaware 19899 ATTN:
              CONTACT PFPC INC. AT 1-800-647-1568.      PaineWebber Mutual Funds
PLEASE PRINT
--------------------------------------------------------------------------------
                  ---------------------------------
  [1]             INITIAL INVESTMENT ($100 MINIMUM)
                  ---------------------------------
                  ENCLOSED IS A CHECK FOR $_______ (payable to PaineWebber
                  Low Duration U.S. Government Income Fund) to purchase
                  Class A [_] Class B [_] or Class  C [_] shares
                  (Check one; if no Class is specified Class A shares will be purchased)

                  --------------------
  [2]             ACCOUNT REGISTRATION
                  --------------------
Not valid
without
signature and
Soc. Sec. or
Tax ID # on
accompanying
Form W-9
--As joint
tenants, use
Lines 1 and 2     1. Individual
                                -------------  --------- ---- -------/-----/----
                                  First Name   Last Name  MI  Soc. Sec. No.

--As custodian
for a minor,
use Lines 1
and 3
                  2. Joint Tenancy
                                  -----------  --------- ---- -------/-----/----
                                  First Name   Last Name  MI  Soc. Sec. No.
                             ("Joint Tenants with Rights of Survivorship" unless otherwise specified)

--In the name
of a
corporation,
trust or other
organization
or any
fiduciary
capacity, use
Line 4            3. Gifts to Minors
                                     ---------------------   ------/-----/------
                                      Minor's Name           Soc. Sec. No.

                     Under the           Uniform Gifts   Uniform
                               --------- to Minors Act / Transfers to
                     State of Residence                  Minors Act
                     of Minor

                  4. Other Registrations
                                        ---------------------  --------------
                                        Name                     Tax Ident. No.

                  5. If Trust, Date of Trust Instrument: _______

                  -------
  [3]             ADDRESS
                  -------

                  --------------------------- U.S. Citizen [_] YES [_] NO*
                  Street

                  ----------------------------    ----------------
                  City     State      Zip Code    Country of
                                                  Citizenship

                  -----------------------------------
  [4]             DISTRIBUTION OPTIONS See Prospectus
                  -----------------------------------
                     Please select one of the following:

                  [ ]Reinvest both dividends and capital gain distributions in additional shares

                  [ ]Pay dividends to my address above; reinvest capital gain distributions

                  [ ]Pay both dividends and capital gain distributions in cash to my address above

                  [ ]Reinvest dividends and pay capital gain distributions in cash to my address above
                     NOTE: If a selection is not made, both dividends and cap-ital gain distributions will be paid in additional Fund shares of the same Class.

                    --------------------------------------------------------
  [5]               SPECIAL OPTIONS (For More Information--Check Appropriate
                    Box)
                    --------------------------------------------------------

                    [ ] Prototype IRA  [ ] Automatic    [ ] Systematic With-
                        Application        Investment       drawal Plan
                                           Plan

                  -----------------------------------------------------
  [6]             RIGHTS OF ACCUMULATION--CLASS A SHARES See Prospectus
                  -----------------------------------------------------
                  Indicate here any other account(s) in
                  the group of funds that qualify for the
                  cumulative quantity discount as outlined in the Prospectus.

                  ---------------------   ----------- --------------------
                  Fund Name               Account No. Registered Owner

                  ---------------------   ----------- --------------------
                  Fund Name               Account No. Registered Owner

                  ---------------------   ----------- --------------------
                  Fund Name               Account No. Registered Owner

                  ------------------------------------------------------------
  [7]             PLEASE INDICATE BELOW IF YOU ARE AFFILIATED WITH PAINEWEBBER
                  ------------------------------------------------------------
                  "Affiliated" persons are defined as officers, directors/trustees and employees of the PaineWebber funds, PaineWebber or its affiliates, and their parents, spouses and children.

                  -----------------------------------------------
                  Nature of Relationship

                  -----------------------------------
  [8]             SIGNATURE (S) AND TAX CERTIFICATION
                  -----------------------------------
                  I warrant that I have full authority and am of legal age to purchase shares of the Fund specified and have received and read a current Prospectus of the Fund and agree to its terms. The Fund and its Transfer Agent will not be liable for acting upon instructions or inquiries believed genuine. Under penalties of perjury, I certify that (1) my taxpayer identification number provided in this application is correct and (2) I am not subject to backup withholding because (i) I have not been notified that I am subject to backup withholding as a result of failure to report interest or dividends or (ii) the IRS has notified me that I am no longer subject to backup withholding (STRIKE OUT CLAUSE (2) IF INCORRECT).

                  ----------------------   -------------------------  ---------
                  Individual (or Custodian)Joint Registrant (if any)  Date

                  ----------------------   -------------------------  -------
                  Corporate Officer,       Title                      Date
                  Partner, Trustee, etc.

                  --------------------------------------------------------
  [9] INVESTMENT EXECUTIVE IDENTIFICATION (To Be Completed By Investment Executive Only)
                  --------------------------------------------------------

                  --------------------------   --------------------------
                  Broker No./Name              Branch Wire Code
                                               (   )
                  --------------------------   --------------------------
                  Branch Address               Telephone

                  ----------------------------------------------------------
  [10] CORRESPONDENT FIRM IDENTIFICATION (To Be Completed By Cor-respondent Firm Only)
                  ----------------------------------------------------------

                  --------------------------   --------------------------
                  Name                         Address

                  --------------------------   --------------------------
                  MAIL COMPLETED FORM TO YOUR PAINEWEBBER INVESTMENT EXECUTIVE
                     OR CORRESPONDENT FIRM OR TO: PFPC INC., P.O. BOX 8950,
                                   WILMINGTON, DELAWARE 19899.

Shares of the Fund can be exchanged for shares of other PaineWebber mutual funds, which include:

PAINEWEBBER INCOME FUNDS

 . Global Income Fund
 . High Income Fund
 . Investment Grade Income Fund
 . Strategic Income Fund
 . U.S. Government Income Fund

PAINEWEBBER TAX-FREE INCOME FUNDS

 . California Tax-Free Income Fund
 . Municipal High Income Fund
 . National Tax-Free Income Fund
 . New York Tax-Free Income Fund

PAINEWEBBER GROWTH FUNDS

 . Capital Appreciation Fund
 . Emerging Markets Equity Fund
 . Global Equity Fund
 . Growth Fund
 . Regional Financial Growth Fund
 . Small Cap Growth Fund
 . Small Cap Value Fund

PAINEWEBBER GROWTH AND INCOME FUNDS

 . Balanced Fund
 . Growth and Income Fund
 . Tactical Allocation Fund
 . Utility Income Fund

PW MONEY MARKET FUND

                                  ----------

A prospectus containing more complete information for any of the above funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Read it carefully before investing.

 (C) 1995 PaineWebber Incorporated

[LOGO FOR RECYCLED PAPER]


 PaineWebber
 Low Duration
 U.S. Government
 Income Fund

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

PROSPECTUS
November 10, 1995

              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  PaineWebber Low Duration U.S. Government Income Fund ("Fund") is a diversified series of a professionally managed, open-end management investment company organized as a Massachusetts business trust ("Trust"). The Fund seeks high current income consistent with the preservation of capital and low volatility of net asset value; it invests primarily in mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and other U.S. government securities. The Fund's investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. The Fund's investment sub-adviser is Pacific Investment Management Company ("PIMCO"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated November 10, 1995. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated November 10, 1995, as revised December 1, 1995.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations.

  YIELD FACTORS AND RATINGS. Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of mortgage- and asset-backed securities and other debt obligations. The Fund may use these ratings in determining whether to purchase, sell or hold a security.

  S&P's highest rating category is AAA. Moody's highest rating category is Aaa. Publications of S&P indicate that it assigns such ratings to securities for which the obligor's "capacity to pay interest and repay principal is extremely strong." Publications of Moody's indicate that it assigns such ratings to securities that "are judged to be of the best quality" and "carry the smallest degree of investment risk," that interest payments on such securities "are protected by a large or by an exceptionally stable margin and principal is secure" and that while "the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues." The process by which S&P and Moody's determine ratings for mortgage- and asset-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying securities, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with such securities. Neither of such ratings represents an assessment of the likelihood that principal prepayments will be made by mortgagors or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

  It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events so that an issuer's current financial condition may be better or worse than the rating would indicate. The rating assigned to a security by a NRSRO does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Subsequent to its purchase by the Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. PIMCO will consider such an event in determining whether the Fund should continue to hold the obligation, but is not required to dispose of it. In addition to ratings assigned to individual securities, PIMCO will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality.

  The yields on debt securities, including mortgage- and asset-backed securities in which the Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its credit rating. There is a wide variation in the quality of debt securities, both within a particular classification and between classifications. The obligations of an issuer of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal.

  ADJUSTABLE RATE AND FLOATING RATE MORTGAGE-BACKED SECURITIES. The Fund may invest in adjustable rate mortgage ("ARM") and floating rate mortgage-backed securities. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining interest rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally provide that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may provide for limitations on changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future monthly payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

  The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate ("CMT"), that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

  Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

  SPECIAL CHARACTERISTICS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

  ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities and this delay reduces the effective yield to the holder of such securities.

  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund.

  ILLIQUID SECURITIES. As indicated in the Prospectus, the Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose includes, among other things, over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those PIMCO has determined are liquid pursuant to guidelines established by the Trust's board of trustees. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  The Trust's board of trustees has delegated the function of making day-to-day determinations of liquidity to PIMCO, pursuant to guidelines approved by the board. PIMCO takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). PIMCO monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the board.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by PIMCO to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees. PIMCO reviews and monitors the creditworthiness of those institutions under the general supervision of Mitchell Hutchins and the Trust's board.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Fund may purchase securities on a "when-issued" or delayed delivery basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if PIMCO deems it advantageous to do so, which may result in capital gain or loss to the Fund.

  LENDING OF PORTFOLIO SECURITIES. As indicated in the Prospectus, the Fund is authorized to lend up to 10% of the total value of its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains with the Fund's custodian collateral either in cash or money market instruments, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. In determining whether to lend securities to a particular broker-dealer or institutional investor, PIMCO would consider, and during the period of the loan would monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

  SEGREGATED ACCOUNTS. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including dollar rolls, reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash, U.S. government securities or other liquid high-grade debt securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Related Income Strategies," segregated accounts may also be required in connection with certain transactions involving options or futures contracts or interest rate protection transactions.

  INVESTMENT LIMITATIONS. The Fund may not (1) purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer; provided that securities issued or guaranteed by the U.S. government, its agencies and instrumentalities are not subject to this limitation and further provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation; (2) issue senior securities or borrow money, except from banks or through reverse repurchase agreements and mortgage dollar rolls, and then in an aggregate amount not in excess of 33 1/3% of the Fund's total assets (including the amount of the borrowings and senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, except that the Fund may borrow up to an additional 5% of total assets (not including the amount borrowed) for temporary or emergency purposes; (3) purchase securities if, as a result of the purchase, the Fund would have more than 25% of the value of its total assets invested in securities of issuers in any one industry, except that this limitation does not apply to (a) obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and (b) investments in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation; (4) underwrite securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; (5) purchase or sell real estate (including real estate limited partnerships), except that investments in mortgage-backed securities and other debt securities secured by real estate or interests therein are not subject to this limitation, and provided further that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to liquidate real estate acquired as a result of such enforcement; (6) purchase securities on margin, make short sales of securities or maintain a short position in any security, except that the Fund may (a) make margin deposits, make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and (b) sell short "against the box"; (7) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, such as interest rate and bond index futures contracts and options thereon; (8) invest in oil, gas or mineral exploration or development programs or leases, except that the Fund may invest in issuers which invest in such programs; (9) purchase securities of other open-end investment companies, except in connection with a merger, consolidation or acquisition; or (10) make loans, except through repurchase agreements and except in connection with the loan of securities as described herein or in the Prospectus; provided that for purposes of this restriction the acquisition of bonds or other debt instruments, or interests therein, shall not be deemed to be the making of a loan.

  The foregoing fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations. For purposes of fundamental investment limitation (1), mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of such securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance subsidiary or other single purpose subsidiary of a corporation that are not guaranteed by the parent corporation will be considered to be issued by a separate issuer from its parent corporation.

  The following investment restrictions are non-fundamental and may be changed by the vote of the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if the officers and trustees of the Trust and the officers and directors of

Mitchell Hutchins and PIMCO (each owning beneficially as principal for its own account more than 0.5% of the outstanding securities of the issuer) beneficially so own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security, other than mortgage- and asset-backed securities if as a result more than 5% of the Fund's total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years; (3) invest more than 15% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and (4) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities.

                     HEDGING AND RELATED INCOME STRATEGIES

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. As discussed in the Prospectus, PIMCO may use a variety of financial instruments ("Hedging Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge the Fund's portfolio and to enhance income. PIMCO also may attempt to hedge the Fund's portfolio through the use of interest rate protection transactions. The particular Hedging Instruments are described in Appendix B to the Prospectus.

  Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise that put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  The Fund may purchase and write (sell) covered straddles on securities or indices of debt securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a long straddle when PIMCO believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Hedging Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, PIMCO expects to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as PIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. PIMCO may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow:

    (1) Successful use of most Hedging Instruments depends upon PIMCO's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While PIMCO is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

    (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

    The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

    (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because PIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

    (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR HEDGING STRATEGIES. Transactions using Hedging Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term liquid debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Fund may purchase put and call options, or write (sell) covered put and call options, on debt securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss. In addition, writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Options that expire unexercised have no value.

  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Fund may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and a contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for

OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  GUIDELINES FOR OPTIONS. The Fund's use of options is governed by the following guidelines, which can be changed by the Trust's board of trustees without shareholder vote:

    1. The Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

    2. The aggregate value of securities underlying put options written by the Fund, determined as of the date the put options are written, will not exceed 50% of the Fund's net assets.

    3. The aggregate premiums paid on all options (including options on securities and debt security indices and options on future contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

  FUTURES. The Fund may purchase and sell interest rate futures contracts and debt security index futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on such futures contracts. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered call or put options on securities or indices.

  Futures strategies also can be used to manage the average duration of the Fund's portfolio. If PIMCO wishes to shorten the average duration of the Fund, the Fund may sell an interest rate or debt security index futures contract or a call option thereon, or purchase a put option on that futures contract. If PIMCO wishes to lengthen the average duration of the Fund, the Fund may buy an interest rate or debt security index futures contract or a call option thereon or sell a put option thereon.

  The Fund may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when it is more advantageous to the Fund than purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a put or call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  GUIDELINES FOR FUTURES AND RELATED OPTIONS. The Fund's use of futures and related options is governed by the following guidelines, which can be changed by the Trust's board of trustees without shareholder vote:

    1. To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

    2. The aggregate premiums paid on all options (including options on securities and debt security indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

    3. The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of the Fund's total assets.

  INTEREST RATE PROTECTION TRANSACTIONS. The Fund may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, respectively, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  The Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, PIMCO and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

  The Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed by PIMCO to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

                             TRUSTEES AND OFFICERS

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                     POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*              WITH TRUST                OTHER DIRECTORSHIPS
----------------------              ----------               --------------------
E. Garrett Bewkes, Jr.; 69**     Trustee and Chairman    Mr. Bewkes is a director and a
                                    of the Board of       consultant to Paine Webber Group
                                       Trustees           Inc. ("PW Group") (holding com-
                                                          pany of PaineWebber and Mitchell
                                                          Hutchins). Prior to 1988, he was
                                                          chairman of the board, president
                                                          and chief executive officer of
                                                          American Bakeries Company. Mr.
                                                          Bewkes is also a director of In-
                                                          terstate Bakeries Corporation,
                                                          NaPro BioTherapeutics, Inc. and a
                                                          director or trustee of 24 other
                                                          investment companies for which
                                                          Mitchell Hutchins or PaineWebber
                                                          serves as investment adviser.
Meyer Feldberg; 53                      Trustee          Mr. Feldberg is Dean and Professor
Columbia University                                       of Management of the Graduate
101 Uris Hall                                             School of Business, Columbia Uni-
New York, New York 10027                                  versity. Prior to 1989, he was
                                                          president of the Illinois Insti-
                                                          tute of Technology. Dean Feldberg
                                                          is also a director of AMSCO In-
                                                          ternational Inc., Federated De-
                                                          partment Stores, Inc., and New
                                                          World Communications Group Incor-
                                                          porated and a director or trustee
                                                          of 16 other investment companies
                                                          for which Mitchell Hutchins or
                                                          PaineWebber serves as investment
                                                          adviser.

                                 POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*          WITH TRUST                OTHER DIRECTORSHIPS
----------------------          ----------               --------------------
George W. Gowen; 66               Trustee         Mr. Gowen is a partner in the law
666 Third Avenue                                   firm of Dunnington, Bartholow &
New York, New York 10017                           Miller. Prior to May 1994, he was
                                                   a partner in the law firm of Fry-
                                                   er, Ross & Gowen. Mr. Gowen is
                                                   also a director of Columbia Real
                                                   Estate Investments, Inc. and a
                                                   director or trustee of 14 other
                                                   investment companies for which
                                                   Mitchell Hutchins or PaineWebber
                                                   serves as investment adviser.
Frederic V. Malek; 58             Trustee         Mr. Malek is chairman of Thayer
901 15th Street, N.W.                              Capital Partners (investment
Suite 300                                          bank) and a co-chairman and di-
Washington, D.C. 20005                             rector of CB Commercial Group
                                                   Inc. (real estate). From January
                                                   1992 to November 1992, he was
                                                   campaign manager of Bush-Quayle
                                                   '92. From 1990 to 1992, he was
                                                   vice chairman and, from 1989 to
                                                   1990, he was president of North-
                                                   west Airlines Inc., NWA Inc.
                                                   (holding company of Northwest
                                                   Airlines Inc.) and Wings Holdings
                                                   Inc. (holding company of NWA
                                                   Inc.). Prior to January 1989, he
                                                   was employed by the Marriott Cor-
                                                   poration (hotels, restaurants,
                                                   airline catering and contract
                                                   feeding), where he most recently
                                                   was an executive vice president
                                                   and president of Marriott Hotels
                                                   and Resorts. Mr. Malek is also a
                                                   director of American Management
                                                   Systems, Inc., Automatic Data
                                                   Processing, Inc., Avis, Inc., FPL
                                                   Group, Inc., ICF International,
                                                   Manor Care, Inc., National Educa-
                                                   tion Corporation and Northwest
                                                   Airlines Inc. and a director or
                                                   trustee of 14 other investment
                                                   companies for which Mitchell
                                                   Hutchins or PaineWebber serves as
                                                   investment adviser.

                                 POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*          WITH TRUST                OTHER DIRECTORSHIPS
----------------------          ----------               --------------------
Judith Davidson Moyers; 60        Trustee         Mrs. Moyers is president of Public
Public Affairs                                     Affairs Television, Inc., an edu-
Television                                         cational consultant and a home
356 W. 58th Street                                 economist. Mrs. Moyers is also a
New York, New York 10019                           director of Ogden Corporation and
                                                   a director or trustee of 14 other
                                                   investment companies for which
                                                   Mitchell Hutchins or PaineWebber
                                                   serves as investment adviser.
Margo N. Alexander; 48           President        Mrs. Alexander is president, chief
                                                   executive officer and a director
                                                   of Mitchell Hutchins. Prior to
                                                   January 1995, Mrs. Alexander was
                                                   an executive vice president of
                                                   PaineWebber. Mrs. Alexander is
                                                   also a director or trustee of two
                                                   investment companies and presi-
                                                   dent of 31 other investment com-
                                                   panies for which Mitchell
                                                   Hutchins or PaineWebber serves as
                                                   investment adviser.
Julieanna Berry; 32           Vice President      Ms. Berry is a vice president and
                                                   portfolio manager of Mitchell
                                                   Hutchins.
Teresa M. Boyle; 37           Vice President      Ms. Boyle is a first vice presi-
                                                   dent and manager--advisory admin-
                                                   istration of Mitchell Hutchins.
                                                   Prior to November 1993, she was
                                                   compliance manager of Hyperion
                                                   Capital Management, Inc., an in-
                                                   vestment advisory firm. Prior to
                                                   April 1993, Ms. Boyle was a vice
                                                   president and manager--legal ad-
                                                   ministration of Mitchell
                                                   Hutchins. Ms. Boyle is also a
                                                   vice president of 31 other in-
                                                   vestment companies for which
                                                   Mitchell Hutchins or PaineWebber
                                                   serves as investment adviser.
Gigi L. Capes; 31           Vice President and    Ms. Capes is a vice president and
                            Assistant Treasurer    the tax manager of the mutual
                                                   fund finance division of Mitchell
                                                   Hutchins. Prior to 1992, she was
                                                   a tax senior consultant with KPMG
                                                   Peat Marwick. Ms. Capes is also a
                                                   vice president and assistant
                                                   treasurer 31 other investment
                                                   companies for which Mitchell
                                                   Hutchins or PaineWebber serves as
                                                   investment adviser.

NAME, AGE AND                 POSITION                BUSINESS EXPERIENCE;
ADDRESS*                     WITH TRUST                OTHER DIRECTORSHIPS
-------------                ----------               --------------------
Joan L. Cohen; 31        Vice President and    Ms. Cohen is a vice president and
                         Assistant Secretary    attorney of Mitchell Hutchins.
                                                Prior to December 1993, she was
                                                an associate at the law firm of
                                                Seward & Kissel. Ms. Cohen is
                                                also a vice president and assis-
                                                tant secretary of 24 other in-
                                                vestment companies for which
                                                Mitchell Hutchins or PaineWebber
                                                serves as investment adviser.
Karen L. Finkel; 37        Vice President      Mrs. Finkel is a first vice presi-
                                                dent and portfolio manager of
                                                Mitchell Hutchins. Mrs. Finkel is
                                                also a vice president of one
                                                other investment company for
                                                which Mitchell Hutchins serves as
                                                investment adviser.
Ellen R. Harris; 49        Vice President      Ms. Harris is chief domestic eq-
                                                uity strategist and a managing
                                                director of Mitchell Hutchins.
                                                Ms. Harris is also a vice presi-
                                                dent of two other investment com-
                                                panies for which Mitchell
                                                Hutchins or PaineWebber serves as
                                                investment adviser.
Mary B. King; 31           Vice President      Mrs. King is a first vice presi-
                                                dent and a portfolio manager of
                                                Mitchell Hutchins. Mrs. King is
                                                also a vice president of one
                                                other investment company for
                                                which Mitchell Hutchins serves as
                                                investment adviser.
Thomas J. Libassi; 36      Vice President      Mr. Libassi is a senior vice pres-
                                                ident of Mitchell Hutchins. Prior
                                                to May 1994, he was a vice presi-
                                                dent of Keystone Custodian Funds
                                                Inc. with portfolio management
                                                responsibility. Mr. Libassi is
                                                also a vice president of three
                                                other investment companies for
                                                which Mitchell Hutchins or
                                                PaineWebber serves as investment
                                                adviser.

                                POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*         WITH TRUST                OTHER DIRECTORSHIPS
----------------------         ----------               --------------------
C. William Maher; 34       Vice President and    Mr. Maher is a first vice presi-
                           Assistant Treasurer    dent and a senior manager of the
                                                  mutual fund finance division of
                                                  Mitchell Hutchins. Mr. Maher is
                                                  also a vice president and assis-
                                                  tant treasurer of 31 other in-
                                                  vestment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
Dennis McCauley; 49          Vice President      Mr. McCauley is a managing direc-
                                                  tor and Chief Investment Offi-
                                                  cer--Fixed Income of Mitchell
                                                  Hutchins. Prior to December 1994,
                                                  he was Director of Fixed Income
                                                  Investments of IBM Corporation.
                                                  Mr. McCauley is also a vice pres-
                                                  ident of 17 other investment com-
                                                  panies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Ann E. Moran; 38           Vice President and    Ms. Moran is a vice president of
                           Assistant Treasurer    Mitchell Hutchins. Ms. Moran is
                                                  also a vice president and assis-
                                                  tant treasurer of 31 other in-
                                                  vestment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
Dianne E. O'Donnell; 43    Vice President and    Ms. O'Donnell is a senior vice
                                Secretary         president and deputy general
                                                  counsel of Mitchell Hutchins. Ms.
                                                  O'Donnell is also a vice presi-
                                                  dent and secretary of 31 other
                                                  investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
Victoria E. Schonfeld;       Vice President      Ms. Schonfeld is a managing direc-
44                                                tor and general counsel of Mitch-
                                                  ell Hutchins. From April 1990 to
                                                  May 1994, she was a partner in
                                                  the law firm of Arnold & Porter.
                                                  Prior to April 1990, she was a
                                                  partner in the law firm of
                                                  Shereff, Friedman, Hoffman &
                                                  Goodman. Ms. Schonfeld is also a
                                                  vice president of 31 other in-
                                                  vestment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.

                               POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*        WITH TRUST                OTHER DIRECTORSHIPS
----------------------        ----------               --------------------
Paul H. Schubert; 33      Vice President and    Mr. Schubert is a first vice pres-
                          Assistant Treasurer    ident and a senior manager of the
                                                 mutual fund finance division of
                                                 Mitchell Hutchins. From August
                                                 1992 to August 1994, he was a
                                                 vice president at BlackRock Fi-
                                                 nancial Management, L.P. Prior to
                                                 August 1992, he was an audit man-
                                                 ager with Ernst & Young LLP. Mr.
                                                 Schubert is also a vice president
                                                 and assistant treasurer of 31
                                                 other investment companies for
                                                 which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.
Nirmal Singh; 39            Vice President      Mr. Singh is a first vice presi-
                                                 dent of Mitchell Hutchins. Prior
                                                 to September 1993, he was a mem-
                                                 ber of the portfolio management
                                                 team at Merrill Lynch Asset Man-
                                                 agement Inc. Mr. Singh is also
                                                 vice president of five other in-
                                                 vestment companies for which
                                                 Mitchell Hutchins or PaineWebber
                                                 serves as investment adviser.
Julian F. Sluyters; 35    Vice President and    Mr. Sluyters is a senior vice
                               Treasurer         president and the director of the
                                                 mutual fund finance division of
                                                 Mitchell Hutchins. Prior to 1991,
                                                 he was an audit senior manager
                                                 with Ernst & Young LLP. Mr.
                                                 Sluyters is also a vice president
                                                 and treasurer of 31 other invest-
                                                 ment companies for which Mitchell
                                                 Hutchins or PaineWebber serves as
                                                 investment adviser.
Mark A. Tincher; 40         Vice President      Mr Tincher is a managing director
                                                 and chief investment officer--
                                                 U.S. equity investments of Mitch-
                                                 ell Hutchins. Prior to March
                                                 1995, he was a vice president and
                                                 directed the U.S. funds manage-
                                                 ment and equity research areas of
                                                 Chase Manhattan Private Bank. Mr.
                                                 Tincher is also vice president of
                                                 ten other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.

                               POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*        WITH TRUST                OTHER DIRECTORSHIPS
----------------------        ----------               --------------------
Gregory K. Todd; 38       Vice President and    Mr. Todd is a first vice president
                          Assistant Secretary    and associate general counsel of
                                                 Mitchell Hutchins. Prior to 1993,
                                                 he was a partner in the law firm
                                                 of Shereff, Friedman, Hoffman &
                                                 Goodman. Mr. Todd is also a vice
                                                 president and assistant secretary
                                                 of 31 other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.
Craig M. Varrelman; 37      Vice President      Mr. Varrelman is a first vice
                                                 president of Mitchell Hutchins.
                                                 Mr. Varrelman is also vice presi-
                                                 dent of four other investment
                                                 companies for which Mitchell
                                                 Hutchins or PaineWebber serves as
                                                 investment adviser.
Keith A. Weller; 34       Vice President and    Mr. Weller is a first vice presi-
                          Assistant Secretary    dent and associate general coun-
                                                 sel of Mitchell Hutchins. From
                                                 September 1987 to May 1995, he
                                                 was an attorney in private prac-
                                                 tice. Mr. Weller is also a vice
                                                 president and assistant secretary
                                                 of 23 other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mr. Bewkes is an "interested person" of the Trust as defined in the Investment Company Act of 1940 ("1940 Act") by virtue of his position with PW Group.

  The Trust pays trustees who are not "interested persons" of the Trust $5,000 annually and $250 per meeting of the board or any committee thereof. Trustees also are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the shares of the Fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The table below includes certain information relating to the compensation of the Trust's Trustees.

                               COMPENSATION TABLE

                                          PREFERRED
                                              OR                      TOTAL
                                          RETIREMENT               COMPENSATION
                                           BENEFITS                  FROM THE
                                          ACCRUED AS                TRUST AND
                              AGGREGATE    PART OF     ESTIMATED       THE
                             COMPENSATION    THE        ANNUAL     FUND COMPLEX
                                 FROM      TRUST'S   BENEFITS UPON   PAID TO
  NAME OF PERSON, POSITION    THE TRUST*   EXPENSES   RETIREMENT    TRUSTEES+
  ------------------------   ------------ ---------- ------------- ------------
E. Garrett Bewkes, Jr.
 Trustee and chairman of the
  board of trustees.........       --        --           --             --
Meyer Feldberg,
 Trustee....................   $10,250       --           --         $86,050
George W. Gowen,
 Trustee....................   $ 9,250       --           --         $71,425
Frederic V. Malek,
 Trustee....................   $ 9,750       --           --         $77,875
Judith Davidson Moyers,
 Trustee....................   $ 9,750       --           --         $71,125

--------
* Represents fees paid to each trustee during the fiscal year ended November 30, 1994.
+ Represents total compensation paid to each trustee during the calendar year ended December 31, 1994.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to a contract with the Trust dated April 28, 1988, as supplemented by a separate fee agreement dated March 26, 1993, ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins an annual fee of 0.50% of the Fund's average net assets, computed daily and paid monthly. During the fiscal year ended November 30, 1994, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $5,598,491 of which $400,611 was waived by Mitchell Hutchins. During the period May 3, 1993 (commencement of operations) to November 30, 1993, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $3,519,442.

  Under a service agreement with the Trust, PaineWebber provides certain services to the Fund not otherwise provided by its transfer agent. The agreement is reviewed by the Trust's board of trustees annually. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, PaineWebber earned fees under the service agreement in the amount of $139,291 and $71,854, respectively.

  The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers but does not require Mitchell Hutchins to do so. Under a sub-investment advisory contract ("Sub-Advisory Contract") dated November 14, 1994 with Mitchell Hutchins, PIMCO serves as sub-adviser for the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee in the annual amount of 0.25% of the Fund's average daily net assets. PIMCO bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. For the period October 20, 1994 to November 30, 1994, Mitchell Hutchins paid (or accrued) to PIMCO sub-advisory fees of $147,540 pursuant to the Sub-Advisory Contract and a prior substantially similar contract.

  Under the terms of the Advisory Contract, the Fund will bear all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a particular series of the Trust are allocated among the series (including the Fund) by or under the direction of the Trust's board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Fund include the following (or the Fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and any other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Trust or the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

  As required by state regulation, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses of the Fund in any fiscal year exceed applicable limits. Currently, the most restrictive such limit applicable to the Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees and extraordinary items, are excluded from this limitation. No reimbursement pursuant to such limitation was required for the fiscal year ended November 30, 1994.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Advisory Contract, except to the extent that such loss results from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its obligations and duties thereunder. Under the Sub-Advisory Contract, PIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which PIMCO would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Trust's board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund. The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice to PIMCO, or by PIMCO on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins (1) upon material breach by PIMCO of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of such breach; (2) if PIMCO becomes unable to discharge its duties and obligations under the Sub-Advisory Contract or (3) on 120 days' notice to PIMCO.

  The following table shows the approximate net assets as of October 31, 1995, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                         NET
                                                                       ASSETS
     INVESTMENT CATEGORY                                               ($ MIL)
     -------------------                                               -------
     Domestic (excluding Money Market)............................... $ 5,680.0
     Global..........................................................   2,893.3
     Equity/Balanced.................................................   2,748.3
     Fixed Income (excluding Money Market)...........................   5,825.0
       Taxable Fixed Income..........................................   4,083.1
       Tax-Free Fixed Income.........................................   1,741.9
     Money Market Funds..............................................  20,479.4

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber and other Mitchell Hutchins advisory clients.

  PIMCO personnel also may invest in securities for their own accounts pursuant to PIMCO's code of ethics which establishes procedures for personal investing and restricts certain transactions.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class A, Class B and Class C shares of the Fund under separate distribution contracts with the Trust dated July 7, 1993 and November 10, 1995, (collectively, "Distribution Contracts") that require Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under separate exclusive dealer agreements between Mitchell Hutchins and PaineWebber dated July 7, 1993 and November 10, 1995 relating to the Class A, Class B and Class C shares of the Fund (collectively, "Exclusive Dealer Agreements"), PaineWebber and its correspondent firms sell the Fund's shares.

  Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Fund pays Mitchell Hutchins a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each Class of Fund shares. Under the Class B Plan, the Fund also pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B shares. Under the Class C Plan, the Fund pays Mitchell Hutchins a monthly distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the Class C shares.

  Among other things, each Plan provides that (1) Mitchell Hutchins will submit to the Trust's board of trustees at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Trust's board of trustees, including those trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the Fund's outstanding voting securities and (4) while the Plan remains in effect, the selection and nomination of trustees who are not "interested persons" of the Trust shall be committed to the discretion of the trustees who are not "interested persons" of the Trust.

  In reporting amounts expended under the Plans to the trustees, Mitchell Hutchins will allocate expenses attributable to the sale of each Class of Fund shares to such Class based on the ratio of sales of shares of such Class to the sales of all three Classes of shares. The fees paid by one Class of Fund shares will not be used to subsidize the sale of any other Class of Fund shares.

  For the fiscal year ended November 30, 1994, the Fund paid (or accrued) the following fees to Mitchell Hutchins under the Class A, Class B and Class C
Plans:

         Class A..................................... $  889,441
         Class B..................................... $  258,627
         Class C..................................... $5,505,447

Mitchell Hutchins estimates that it and its parent corporation, PaineWebber, incurred the following shareholder service-related and distribution-related expenses with respect to the Fund during the fiscal year ended November 30, 1994:

                               CLASS A
                               -------
Marketing and advertising............................................ $  554,268
Printing of prospectuses and statements of additional information....      2,159
Branch network costs allocated and interest expense..................  2,616,074
Service fees paid to PaineWebber investment executives...............    404,748
                               CLASS B
                               -------
Marketing and advertising............................................ $   19,602
Amortization of commissions..........................................    193,753
Printing of prospectuses and statements of additional information....         51
Branch network costs allocated and interest expense..................    123,423
Service fees paid to PaineWebber investment executives...............     29,096
                               CLASS C
                               -------
Marketing and advertising............................................ $  562,272
Amortization of commissions..........................................  2,616,723
Printing of prospectuses and statements of additional information....     12,648
Branch network costs allocated and interest expense..................  3,342,930
Service fees paid to PaineWebber investment executives...............    825,816

  "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing Fund shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the Fund's shares, including the PaineWebber retail branch system.

  In approving the Fund's overall Flexible Pricing SM system of distribution, the Trust's board of trustees considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging existing shareholders to make additional investments in the Fund and attracting new investors and assets to the Fund to the benefit of the Fund and its shareholders, (2) facilitate distribution of the Fund's shares and (3) maintain the competitive position of the Fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

  In approving the Class A Plan for the Fund, the trustees considered all the features of the distribution system, including (1) the conditions under which initial sales charges would be imposed and the amount of such charges, (2) Mitchell Hutchins' belief that the initial sales load combined with a service fee would be attractive to PaineWebber investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (4) the services provided to the Fund and its shareholders by Mitchell Hutchins, (5) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (6) Mitchell Hutchins' shareholder service-related expenses and costs.

  In approving the Class B Plan for the Fund, the trustees considered all the features of the distribution system, including (1) the conditions under which contingent deferred sales charges would be imposed and the amount of such charges, (2) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales commissions when Class B shares are sold and continuing service fees thereafter while their customers invest their entire purchase payments immediately in Class B shares would prove attractive to the investment executives and correspondent firms, resulting in greater growth of the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives, without the concomitant receipt by Mitchell Hutchins of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

  In approving the Class C Plan for the Fund, the trustees considered all the features of the distribution system, including (1) the advantage to investors in having no initial sales charges deducted from the Fund's purchase payments and instead having the entire amount of their purchase payments immediately invested in Fund shares, (2) the advantage to investors in being free from contingent deferred sales charges upon redemption for shares held more than one year and paying for distribution on an ongoing basis, (3) Mitchell Hutchins' belief that the ability of PaineWebber investment executives and correspondent firms to receive sales compensation for their sales of Class C shares on an ongoing basis, along with continuing service fees, while their customers invest their entire purchase payments immediately in Class C shares and generally do not face contingent deferred sales charges, would prove attractive to the investment executives and correspondent firms, resulting in greater growth to the Fund than might otherwise be the case, (4) the advantages to the shareholders of economies of scale resulting from growth in the Fund's assets and potential continued growth, (5) the services provided to the Fund and its shareholders by Mitchell Hutchins, (6) the services provided by PaineWebber pursuant to its Exclusive Dealer Agreement with Mitchell Hutchins and (7) Mitchell Hutchins' shareholder service- and distribution-related expenses and costs. The trustees also recognized that Mitchell Hutchins' willingness to compensate PaineWebber and its investment executives without the concomitant receipt by Mitchell Hutchins of initial sales charges or contingent deferred sales charges upon redemption was conditioned upon its expectation of being compensated under the Class C Plan.

  With respect to each Plan, the trustees considered all compensation that Mitchell Hutchins would receive under the Plan and the Distribution Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The trustees also considered the benefits that would accrue to Mitchell Hutchins under each Plan in that Mitchell

Hutchins would receive service, distribution and advisory fees which are calculated based upon a percentage of the average net assets of the Fund, which fees would increase if the Plan were successful and the Fund attained and maintained significant asset levels.

  Under the Distribution Contract between the Trust and Mitchell Hutchins for the Class A shares, for the periods set forth below, Mitchell Hutchins earned the following approximate amounts in sales charges and retained the following approximate amounts, net of concessions to PaineWebber as exclusive dealer.

                                                               FOR THE PERIOD
                                           FOR YEAR ENDED       MAY 3, 1993*
                                          NOVEMBER 30, 1994 TO NOVEMBER 30, 1993
                                          ----------------- --------------------
   Earned................................     $892,216           $5,336,484
   Retained..............................      494,591               31,294

--------
* Commencement of operations.

  For the fiscal year ended November 30, 1994, Mitchell Hutchins earned and retained approximately $251,254 in contingent deferred sales charges paid upon certain redemptions of Class B shares.

                             PORTFOLIO TRANSACTIONS

  Subject to policies established by the board of trustees of the Trust, PIMCO is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, PIMCO seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. While PIMCO generally seeks reasonably competitive commission rates and dealer spreads, payment of the lowest commission or spread is not necessarily consistent with obtaining the best net results. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, the Fund paid $88,421 and $0, respectively, in brokerage commissions.

  The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The Trust's board of trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins or its affiliates are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the Fund on such exchange and authorize Mitchell Hutchins and any of its affiliates to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable regulations of the SEC. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, the Fund paid no brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of the Fund and subject to the review of the Trust's board of trustees, PIMCO may cause the Fund to purchase and sell portfolio securities through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that PIMCO determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of PIMCO to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. During the fiscal year ended November 30, 1994, neither Mitchell Hutchins nor PIMCO directed any portfolio transactions for the Fund to brokers chosen because they provided research services.

  For purchases or sales with broker-dealer firms which act as principal, PIMCO seeks best execution. Although PIMCO may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, PIMCO will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. PIMCO may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include PIMCO receiving multiple quotes from dealers before executing the transaction on an agency basis.

  Information and research services furnished by dealers or brokers with or through which the Fund effects securities transactions may be used by PIMCO in advising other funds or accounts and, conversely, research services furnished to PIMCO by dealers or brokers in connection with other funds or accounts PIMCO advises may be used by PIMCO in advising the Fund. Information and research received from such brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or PIMCO under the Sub-Advisory Contract.

  Investment decisions for the Fund and for other investment accounts managed by PIMCO are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Fund will not purchase securities that are offered in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the Trust's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of such securities in the portfolio during the year. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, the portfolio turnover rate for the Fund was 246.34% and 96.60%, respectively. The Fund's high portfolio turnover rate for the fiscal year ended November 30, 1994 was attributable to repositioning caused by an unusually high number of redemptions.

REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION AND OTHER
                                    SERVICES

  COMBINED PURCHASE PRIVILEGE--CLASS A SHARES. Investors and eligible groups of related Fund investors may combine purchases of Class A shares of the Fund with concurrent purchases of Class A shares of any other PaineWebber mutual fund and thus take advantage of the reduced sales charges indicated in the table of sales charges in the Prospectus. The sales charge payable on the purchase of Class A shares of the Fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

  An "eligible group of related Fund investors" can consist of any combination of the following:

    (a) an individual, that individual's spouse, parents and children;

    (b) an individual and his or her Individual Retirement Account ("IRA");

    (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

    (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

    (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

    (f) an individual and a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual or the individual's spouse; or

    (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer).

    (h) Individual accounts related together under one registered investment adviser having full discretion and control over the accounts. The registered investment adviser must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

  RIGHTS OF ACCUMULATION--CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related Fund investors (as defined above) are permitted to purchase Class A shares of the Fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A Fund shares and Class A shares of any other PaineWebber mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

  WAIVERS OF SALES CHARGES--CLASS B SHARES. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the individual shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

  Certain PaineWebber mutual funds offered shares subject to contingent deferred sales charges before the implementation of the Flexible Pricing System on July 1, 1991 ("CDSC Funds"). The contingent deferred sales charge is waived with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 by officers, directors (trustees) or employees of the CDSC Funds, Mitchell Hutchins or their affiliates (or their spouses and children under age
21). In addition, the contingent deferred sales charge will be reduced by 50% with respect to redemptions of Class B shares of CDSC Funds purchased prior to July 1, 1991 with a net asset value at the time of purchase of at least $1 million. If Class B shares of a CDSC Fund purchased prior to July 1, 1991 are exchanged for Class B shares of the Fund, any waiver or reduction of the contingent deferred sales charge that applied to the Class B Shares of the CDSC Fund will apply to the Class B shares of the Fund acquired through the exchange.

  ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the Fund may be exchanged for shares of the corresponding Class of most other PaineWebber mutual funds. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given of an amendment whose only material effect is to reduce the exchange fee and no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

  If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. Any such redemptions in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal. The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

  SYSTEMATIC WITHDRAWAL PLAN. On or about the 15th of each month for monthly plans and on or about the 15th of the months selected for quarterly or semi-annual plans, PaineWebber will arrange for redemption by the Fund of sufficient Fund shares to provide the withdrawal payment specified by participants in the Fund's systematic withdrawal plan. The payment generally is mailed approximately five Business days after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds, with the tax consequences described under "Dividends and Taxes" in the Prospectus. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to PaineWebber or PFPC Inc. ("Transfer Agent"). Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by the Transfer Agent. Shareholders may request the forms needed to establish a systematic withdrawal plan from their PaineWebber investment executives, correspondent firms or the Transfer Agent at 1-800-647-1568.

  REINSTATEMENT PRIVILEGE--CLASS A SHARES. As described in the Prospectus, shareholders who have redeemed their Class A shares may reinstate their account in the Fund without a sales charge. Shareholders may exercise the reinstatement privilege by notifying the Transfer Agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption is taxable regardless of whether the reinstatement privilege is exercised; however, a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, and an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be adjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Dividends and Taxes" in the Prospectus.

PAINEWEBBER RMA RESOURCE ACCUMULATION PLAN SM; PAINEWEBBER RESOURCE MANAGEMENT ACCOUNT (R) (RMA (R))

  Shares of PaineWebber mutual funds (each a "PW Fund" and, collectively, the "PW Funds") are available for purchase through the RMA Resource Accumulation Plan ("Plan") by customers of PaineWebber and its correspondent firms who maintain Resource Management Accounts ("RMA accountholders"). The Plan allows an RMA accountholder to continually invest in one or more of the PW Funds at regular intervals, with payment for shares purchased automatically deducted from the client's RMA account. The client may elect to invest at monthly or quarterly intervals and may elect either to invest a fixed dollar amount (minimum $100 per period) or to purchase a fixed number of shares. A client can elect to have Plan purchases executed on the first or fifteenth day of the month. Settlement occurs three Business Days (defined under "Valuation of Shares") after the trade date, and the purchase price of the shares is withdrawn from the client's RMA account on the settlement date from the following sources and in the following order: uninvested cash balances, balances in RMA money market funds, or margin borrowing power, if applicable to the account.

  To participate in the Plan, an investor must be an RMA accountholder, must have made an initial purchase of the shares of each PW Fund selected for investment under the Plan (meeting applicable minimum investment requirements) and must complete and submit the RMA Resource Accumulation Plan Client Agreement and Instruction Form available from PaineWebber. The investor must have received a current prospectus for each PW Fund selected prior to enrolling in the Plan. Information about mutual fund positions and outstanding instructions under the Plan are noted on the RMA accountholder's account statement. Instructions under the Plan may be changed at any time, but may take up to two weeks to become effective.

  The terms of the Plan or an RMA accountholder's participation in the Plan, may be modified or terminated at any time. It is anticipated that, in the future, shares of other PW Funds and/or mutual funds other than the PW Funds may be offered through the Plan.

PERIODIC INVESTING AND DOLLAR COST AVERAGING.

  Periodic investing in the PW Funds or other mutual funds, whether through the Plan or otherwise, helps investors establish and maintain a disciplined approach to accumulating assets over time, de-emphasizing the importance of timing the market's highs and lows. Periodic investing also permits an investor to take advantage of "dollar cost averaging." By investing a fixed amount in mutual fund shares at established intervals, an investor purchases more shares when the price is lower and fewer shares when the price is higher, thereby increasing his or her earning potential. Of course, dollar cost averaging does not guarantee a profit or protect against a loss in a declining market, and an investor should consider his or her financial ability to continue investing through periods of low share prices. However, over time, dollar cost averaging generally results in a lower average original investment cost than if an investor invested a larger dollar amount in a mutual fund at one time.

PAINEWEBBER'S RESOURCE MANAGEMENT ACCOUNT.

  In order to enroll in the Plan, an investor must have opened an RMA account with PaineWebber or one of its correspondent firms. The RMA account is PaineWebber's comprehensive asset management account and offers investors a number of features, including the following:

 . monthly Premier account statements that itemize all account activity, including investment transactions, checking activity and Gold MasterCard (R) transactions during the period, and provide unrealized and realized gain and loss estimates for most securities held in the account;

 . comprehensive preliminary 9-month and year-end summary statements that provide information on account activity for use in tax planning and tax return preparation;

 . automatic "sweep" of uninvested cash into the RMA accountholder's choice of one of the seven RMA money market funds -- RMA Money Market Portfolio, RMA U.S. Government Portfolio, RMA Tax-Free Fund, RMA California Municipal Money Fund, RMA Connecticut Municipal Money Fund, RMA New Jersey Municipal Money Fund and RMA New York Municipal Money Fund. Each money market fund attempts to maintain a stable price per share of $1.00, although there can be no assurance that it will be able to do so. Investments in the money market funds are not insured or guaranteed by the U.S. government;

 . check writing, with no per-check usage charge, no minimum amount on checks and no maximum number of checks that can be written. RMA accountholders can code their checks to classify expenditures. All canceled checks are returned each month;

 . Gold MasterCard, with or without a line of credit, which provides RMA accountholders with direct access to their accounts and can be used with automatic teller machines worldwide. Purchases on the Gold Mastercard are debited to the RMA account once monthly, permitting accountholders to remain invested for a longer period of time;

 . 24-hour access to account information through toll-free numbers, and more detailed personal assistance during business hours from RMA Service Center;

 . expanded account protection to $25 million in the event of the liquidation of PaineWebber. This protection does not apply to shares of the RMA money market funds or the PW Funds because those shares are held at the transfer agent and not through PaineWebber; and

 . automatic direct deposit of checks into the investor's account and automatic withdrawals from the account.

  The annual account fee for an RMA account is $85, which includes the Gold MasterCard, with an additional fee of $40 if the investor selects an optional line of credit with the Gold MasterCard.

                          CONVERSION OF CLASS B SHARES

  Class B shares of the Fund will automatically convert to Class A shares, based on the relative net asset values per share of each of the two Classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which such Class B shares were issued, or
(2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. If a shareholder acquired Class B shares of the Fund through an exchange of Class B shares of a CDSC Fund that were acquired prior to July 1, 1991, the shareholder's holding period for purposes of conversion will be determined based on the date the CDSC Fund shares were initially issued. For purposes of conversion into Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account also converts to Class A shares. The portion is determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

  The availability of the conversion feature is subject to (1) the continuing applicability of a ruling of the Internal Revenue Service that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code and (2) the continuing availability of an opinion of counsel to the effect that the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares of the Fund would not be converted and would continue to be subject to the higher ongoing expenses of the Class B shares beyond six years from the date of purchase. Mitchell Hutchins has no reason to believe that these conditions for the availability of the conversion feature will not continue to be met.

                              VALUATION OF SHARES

  The Fund determines its net asset value per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the judgment of PIMCO, the fair value of the security. Where such market quotations are not readily available, securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees, generally based upon appraisals received from a pricing service using a computerized matrix system or derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation generally is used with respect to debt obligations with 60 days or less remaining until maturity unless the Trust's board of trustees determines that this does not represent fair value.

                            PERFORMANCE INFORMATION

  The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)n =   ERV

where:P    =   a hypothetical initial payment of $1,000 to purchase shares of a specified Class
      T    =   average annual total return of shares of that Class
      n    =   number of years
      ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, for Class A shares, the maximum 3% sales charge is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

  Both Standardized Return and Non-Standardized Return for Class B shares for periods of over six years will reflect conversion of the Class B shares to Class A shares at the end of the sixth year.

  The following table shows performance information for the Class A, Class B and Class C (formerly Class D) shares of the Fund for the periods indicated. All returns for periods of more than one year are expressed as an average return.

                                                      CLASS A  CLASS B  CLASS C
                                                      -------  -------  -------
Fiscal year ended November 30, 1994:
  Standardized Return*...............................  (7.48)%  (8.24)%  (5.74)%
  Non-Standardized Return............................  (4.50)%  (5.24)%  (4.99)%
Inception** to November 30, 1993:
  Standardized Return*...............................  (3.66)%  (4.39)%  (2.21)%
  Non-Standardized Return............................  (1.72)%  (2.45)%  (2.21)%

--------
 * All Standardized Return figures for Class A shares reflect deduction of the current maximum sales charge of 3%. All Standardized Return figures for Class B and Class C shares reflect deduction of the applicable contingent deferred sales charges imposed on a redemption of shares held for the period.
** The inception date for Class A, Class B and Class C shares is May 3, 1993.

  YIELD. Yields used in the Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to a Class of shares for a 30-day period ("Period"), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) at the end of the Period. Yield quotations are calculated according to the following formula:

    YIELD        a-b
      =       2[(--- + 1)/6/ - 1]
                 cd

 where: a   = interest earned during the Period attributable to a Class of shares
        b   = expenses accrued for the Period attributable to a Class of shares
              (net of reimbursements)
        c   = the average daily number of shares of the Class outstanding during the Period that were entitled to receive dividends
        d   = the maximum offering price per share (in the case of Class A shares) or the net asset value per share (in the case of Class B and Class C shares) on the last day of the Period.

   Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date. With respect to Class A shares, in calculating the maximum offering price per share at the end of the period (variable "d" in the above formula), the Fund's current maximum 3% initial sales charge on Class A shares is included.

  The following table shows the yield for the Class A, Class B and Class C shares of the Fund for the 30-day period ended November 30, 1994:

                                                                          YIELD
                                                                          -----
      Class A............................................................ 5.36%
      Class B............................................................ 4.73%
      Class C............................................................ 4.98%

  OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return and/or its Non-Standardized Return with, or otherwise discuss data (including average 30-day money market fund yields), published by Lipper Analytical Services, Inc. ("Lipper"); IBC/Donaghue's Money Market Fund Report; CDA Investment Technologies, Inc. ("CDA"); Wiesenberger Investment Companies Service ("Wiesenberger"); Investment Company Data Inc. ("ICD"); or Morningstar Mutual Funds ("Morningstar"); or with the performance of U.S. Treasury securities of various maturities, recognized stock, bond and other indices, including (but not limited to) the Salomon Brothers Bond Index, Shearson Lehman Bond Index, Shearson Lehman Government/Corporate Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Such comparisons also may include economic data and statistics published by the United States Bureau of Labor Statistics, such as the cost of living index, information and statistics on the residential mortgage market or the market for mortgage-backed securities, such as those published by the Federal Reserve Bank, the Office of Thrift Supervision, Ginnie Mae, Fannie Mae and Freddie Mac, and the Lehman Mortgage-Backed Securities Index. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO

TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote (R) Money Markets. In comparing the Fund or its performance to CDs investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. In comparing the Fund or its performance to money market funds, investors should keep in mind that money market funds seek to maintain a constant net asset value per share of $1.00, while the net asset value of the Fund's shares will fluctuate and the Fund may not be able to return money invested on a dollar-for-dollar basis. The securities held by the Fund generally will have longer maturities than those held by money market funds or than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

  Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls. The Fund invests exclusively in debt securities and receives no dividend income; accordingly, no portion of the dividends or other distributions paid by the Fund will be eligible for the dividends-received deduction allowed to corporations.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the year and capital gain net income for the one-year period ending on November 30 of that year, plus certain other amounts.

  The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from transactions in options and futures contracts derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they are held for less than three months.

  If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

  The Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As the holder of such securities, the Fund would have to include in its gross income the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. The Fund intends to elect similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because the Fund annually seeks to distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, in order to continue to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options or futures, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION

  PAINEWEBBER MANAGED INVESTMENTS TRUST. Prior to February 26, 1992, the Trust's name was "PaineWebber Fixed Income Portfolios." Prior to October 20, 1995, the Fund was known as the "PaineWebber Short-Term U.S. Government Income Fund." Prior to November 10, 1995, the Fund's Class C shares were known as "Class D" shares.

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust or the Fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  CLASS-SPECIFIC EXPENSES. The Fund may determine to allocate certain of its expenses (in addition to distribution fees) to the specific Classes of the Fund's shares to which those expenses are attributable. For example, Class B shares of the Fund bear higher transfer agency fees per shareholder account than those borne by Class A or Class C shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Moreover, the tracking and calculations required by the automatic conversion feature of the Class B shares will cause the transfer agent to incur additional costs. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the Classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each Class and the relative amounts of net assets in each Class.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C., 20036-5891, counsel to the Fund, has passed upon the legality of the shares offered by the Prospectus. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  INDEPENDENT AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, N.Y. 10019, serves as independent auditors for the Trust.

                              FINANCIAL STATEMENTS

  The Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994 and its Semi-Annual Report to Shareholders for the six months ended May 31, 1995 are separate documents supplied with this Statement of Additional Information and the financial statements, accompanying notes and (with respect to the Annual Report to Shareholders) report of independent auditors appearing therein are incorporated herein by this reference.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY IN- FORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAW-FULLY BE MADE.

                                ---------------

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
Investment Policies and Restrictions......................................   1
Hedging and Related Income Strategies.....................................   8
Trustees and Officers.....................................................  16
Investment Advisory and Distribution Arrangements.........................  23
Portfolio Transactions....................................................  29
Reduced Sales Charges, Additional Exchange and Redemption Information and
 Other Services...........................................................  32
Conversion of Class B Shares..............................................  36
Valuation of Shares.......................................................  37
Performance Information...................................................  37
Taxes.....................................................................  40
Other Information.........................................................  42
Financial Statements......................................................  43

(C) 1995 PaineWebber Incorporated

[LOGO FOR RECYCLED PAPER]

PAINEWEBBER
LOW DURATION
U.S. GOVERNMENT
INCOME FUND

--------------------------------------------------------------------------------
                      Statement of Additional Information
                            November 10, 1995, as revised
                                         December 1, 1995
--------------------------------------------------------------------------------

                                                                     PAINEWEBBER

      -------------------------------------------------------------------

      PaineWebber Low Duration U.S. Government Income Fund Class Y Shares
             1285 Avenue of the Americas, New York, New York 10019
                        Prospectus -- November 10, 1995
--------------------------------------------------------------------------------
PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND ("Fund") is a professionally managed series of a mutual fund seeking the highest level of income consistent with the preservation of capital and low volatility of net asset value.

The Fund is a series of PaineWebber Managed Investments Trust ("Trust"). This Prospectus concisely sets forth information about the Fund a prospective investor should know before investing. Please retain this Prospectus for future reference.

A Statement of Additional Information dated November 10, 1995 (which is incorporated by reference herein), has been filed with the Securities and Exchange Commission. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

The Class Y shares described in this Prospectus are currently offered for sale primarily to participants in the INSIGHT Investment Advisory Program ("INSIGHT"), when purchased through that program. See "Purchases."

-Professional Management

-Portfolio Diversification

-Dividend and Capital Gain Reinvestment

-Low Minimum Investment

-Suitable For Retirement Plans

--------------------------------------------------------------------------------
A PAINEWEBBER MUTUAL FUND
--------------------------------------------------------------------------------

THESE SECURITIES  HAVE NOT BEEN APPROVED  OR DISAPPROVED BY THE  SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS ANY SUCH COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               -----------------
                               Prospectus Page 1

              ----------------------------------------------------
              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                               Table of Contents
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Fund Expenses..............................................................   3
Investment Objective and Policies..........................................   4
Purchases..................................................................  10
Redemptions................................................................  11
Dividends and Taxes........................................................  12
Valuation of Shares........................................................  13
Management.................................................................  13
Performance Information....................................................  14
General Information........................................................  14
Appendix A.................................................................  16
Appendix B.................................................................  19

                               -----------------
                               Prospectus Page 2

             ----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                                 Fund Expenses
--------------------------------------------------------------------------------


EXPENSES OF INVESTING IN THE FUND. The following tables are intended to assist investors in understanding the expenses associated with investing in Class Y shares of the Fund.

Shareholder Transaction Expenses
 Sales charge on purchases of shares..................................... None
 Sales charge on reinvested dividends.................................... None
 Redemption fee or deferred sales charge................................. None
 Maximum annual investment advisory fee payable by shareholders through
  INSIGHT
  (as a percentage of average daily value of shares held)(1)............. 1.50%
Annual Fund Operating Expenses(2)
 (as a percentage of average net assets)
 Management fees......................................................... 0.50%
 12b-1 fees.............................................................. 0.00
 Other expenses (estimated).............................................. 0.13
                                                                          ----
 Total operating expenses (estimated).................................... 0.63%
                                                                          ====

-------
(1) Participation in INSIGHT is subject to payment of an advisory fee at the maximum annual rate of 1.50% of assets held through INSIGHT (generally charged quarterly in advance), which may be charged to the INSIGHT participants' PaineWebber account.
(2) See "Management" for additional information. "Other expenses" are estimated based on the expenses incurred by the Fund's Class A shares for the fiscal year ended November 30, 1994. Does not include the INSIGHT fee.

Example of Effect of Fund Expenses

An investor would directly or indirectly pay the following expenses (including 1.50% annual INSIGHT fee) on a $1,000 investment in the Fund, assuming a 5% annual return:

            ONE YEAR                                               THREE YEARS
            --------                                               -----------
              $22                                                      $67

This Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of Class Y shares of the Fund.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses attributable to Class Y shares of the Fund will depend upon, among other things, the level of average net assets and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

                               -----------------
                               Prospectus Page 3

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


                       Investment Objective and Policies
--------------------------------------------------------------------------------

The Fund's investment objective is to achieve the highest level of income consistent with the preservation of capital and low volatility of net asset value. The Fund is a diversified series of an open-end management investment company. Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") is the Fund's investment adviser and administrator; Pacific Investment Management Company ("PIMCO") serves as the Fund's sub-adviser.

The Fund seeks to maximize income consistent with the preservation of capital by investing, under normal conditions, at least 65% of its total assets in U.S. government securities, including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. government mortgage-backed securities"), other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements with respect to those securities. Up to 35% of the Fund's total assets may be invested in mortgage- and asset-backed securities that are issued by private issuers and that at the time of purchase have been rated AAA by Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), or Aaa by Moody's Investor Service, Inc. ("Moody's"), have an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or, if unrated, have been determined by PIMCO to be of comparable quality. The Fund also may invest in money market instruments. As a matter of fundamental policy, the Fund normally concentrates at least 25% of its total assets in mortgage- and asset-backed securities issued or guaranteed by private issuers or by agencies or instrumentalities of the U.S. government.

The Fund seeks to limit the volatility of its net asset value per share by maintaining an overall portfolio duration of from one to three years. Duration is a measure of the expected life of a fixed income security on a present value basis. See "Risk Factors and Other Investment Policies--Duration."

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which the Fund may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Other mortgage-backed securities, in which the Fund may invest up to 35% of its total assets, are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. For more information concerning the types of mortgage-backed securities in which the Fund may invest, see Appendix A to this Prospectus.

Non-mortgage-related U.S. government securities in which the Fund may invest include U.S. Treasury obligations and other obligations backed by the full faith and credit of the U.S. government and securities that are supported primarily or solely by the creditworthiness of the issuer, such as securities issued by the Resolution Funding Corporation, the Student Loan Marketing Association, the Federal Home Loan Banks and the Tennessee Valley Authority.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not


                               -----------------
                               Prospectus Page 4

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer or other credit enhancements may be present.

The Fund may invest in certain zero coupon securities that are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The SEC staff currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. As long as the SEC takes this position, Certificates of Accrual Treasury Securities ("CATS") and Treasury Income Growth Receipts ("TIGRs") that are not issued through the U.S. Treasury will not be counted as U.S. government securities for purposes of the 65% investment requirement.

There can be no assurance that the Fund will achieve its investment objective. The Fund's net asset value fluctuates based on changes in the value of its portfolio securities. Neither the issuance by, nor the guarantee of, a U.S. government agency nor even the highest rating by a NRSRO constitutes assurance that the security will not fluctuate in value or that the Fund will receive the originally anticipated yield on the security. An investment in the Fund also is subject to the risks discussed below. See "Investment Policies and Restrictions--Yield Factors and Ratings" in the Statement of Additional Information.

                   RISK FACTORS AND OTHERINVESTMENT POLICIES

INTEREST RATE SENSITIVITY. The investment income of the Fund is based on the income earned on the securities it holds, less expenses incurred; thus, the Fund's investment income may be expected to fluctuate in response to changes in such expenses or income. For example, the investment income of the Fund may be affected if it experiences a net inflow of new money that is then invested in securities whose yield is higher or lower than that earned on then-current investments. Generally, the value of the securities held by the Fund, and thus the net asset value per share of the Fund, will rise when interest rates decline. Conversely, when interest rates rise, the value of fixed income securities, and thus the net asset value per share of the Fund, may be expected to decline.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. The yield characteristics of the mortgage- and asset-backed securities in which the Fund may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment by the Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.

CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, average maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to

                               -----------------
                               Prospectus Page 5

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or discount from, par value. The yields on mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets. If the mortgage assets underlying CMOs sold at a premium experience greater than anticipated principal prepayments, an investor may fail to recoup fully his or her initial investment even if the security is government issued or guaranteed or is rated AAA or the equivalent. While the Fund generally may invest in CMO classes that are structured to sell at a premium or discount, the Fund may not invest in interest-only ("IO") or principal-only ("PO") classes. IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal portion) of the principal from the underlying mortgage assets; PO classes are entitled to receive all or a portion of the principal but none of the interest from the underlying mortgage assets.

Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For these CMO classes, the yield may change more rapidly or to a greater degree than market interest rates change. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. Certain CMO classes known as inverse floating rate securities, pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. However, the Fund may not invest in inverse floating rate mortgage- or asset-backed securities.

During 1994, the value and the liquidity of many mortgage-backed securities, including securities held by the Fund, declined sharply due primarily to increases in short-term interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities in which the Fund may invest can be extremely volatile, and such securities may become illiquid. PIMCO will seek to manage the Fund so that the volatility of the Fund's portfolio, taken as a whole, is consistent with the Fund's investment objective. If market interest rates or other factors that affect the volatility of securities held by the Fund, change in ways that PIMCO does not anticipate, the Fund's ability to meet its investment objective may be reduced.

The Fund's policy of investing at least 25% of its total assets in mortgage- and asset-backed securities has the effect of increasing the Fund's exposure to these and other risks related to such securities and might cause the Fund's net asset value per share to fluctuate more than otherwise would be the case.

DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased will be of the same type and will have the same interest rate as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Fund is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price.

The Fund may also enter into reverse repurchase agreements in which the Fund sells securities to a bank or dealer and agrees to repurchase them at a mutually agreed date and price. The market value of securities sold under reverse repurchase agreements typically is greater than the proceeds of the sale, and accordingly, the market value of the securities sold is likely to be greater than the value of the securities in which the Fund invests those proceeds. Thus, reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event the buyer of securities under a

                               -----------------
                               Prospectus Page 6

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The dollar rolls and reverse repurchase agreements entered into by the Fund normally will be arbitrage transactions in which the Fund will maintain an offsetting position in securities or repurchase agreements that mature on or before the settlement date of the related dollar roll or reverse repurchase agreement. Since the Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements must satisfy the quality requirements of the Fund, and will mature on or before the settlement date of the related dollar roll or reverse repurchase agreement, PIMCO believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

Dollar rolls and reverse repurchase agreements will be considered to be borrowings and, accordingly, will be subject to the Fund's limitations on borrowings, which will restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of the Fund's total assets. The Fund will not enter into dollar rolls or reverse repurchase agreements, other than in arbitrage transactions as described above, in an aggregate amount in excess of 5% of the Fund's total assets. The Fund has no present intention to enter into dollar rolls other than in such arbitrage transactions, and it has no present intention to enter into reverse repurchase agreements other than in such arbitrage transactions or for temporary or emergency purposes.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase debt securities, including mortgage- and asset-backed securities, on a "when-issued" basis or may purchase or sell securities for "delayed delivery." In when-issued or delayed delivery transactions, delivery of the securities occurs beyond normal settlement periods, but the Fund generally would not pay for such securities or start earning interest on them until they are delivered. However, when the Fund purchases securities on a when-issued or delayed delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure by a counter party to deliver a security purchased on a when-issued or delayed delivery basis may result in a loss or missed opportunity to make an alternative investment. Depending on market conditions, the Fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which its total assets, including the value of when-issued and delayed delivery securities it holds, exceed its net assets.

HEDGING AND RELATED INCOME STRATEGIES. The Fund may use options (both exchange-traded and over-the-counter ("OTC")) and futures contracts to attempt to enhance income and to reduce the overall risk of its investments (hedge). Hedging strategies may be used in an attempt to manage the Fund's average duration and other risks of its investments, which can affect fluctuations in the Fund's net asset value. The Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. Use of options and futures solely to enhance income may be considered a form of speculation. Appendix B to the Prospectus describes the instruments that the Fund may use, and the Statement of Additional Information contains further information on these strategies.

The Fund may write (sell) covered call and put options, buy call and put options, buy and sell interest rate futures contracts and debt security index futures contracts and buy call or put options or write covered put and call options on such futures contracts. The Fund may enter into options and futures contracts under which the full value of its portfolio is at risk. Under normal circumstances, however, the Fund's use of these instruments will place at risk a much smaller portion of its assets.

The Fund may also enter into interest rate protection transactions, including interest rate swaps, caps, collars and floors, to preserve a return or spread on a particular investment or portion of the portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed to present minimal credit risks in

                               -----------------
                               Prospectus Page 7

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

accordance with guidelines established by the Trust's board of trustees. The Fund would use these transactions as a hedge and not as a speculative investment.

The Fund might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. If PIMCO incorrectly forecasts interest rates, market values or other economic factors in utilizing a strategy for the Fund, the Fund would be in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including (1) the fact that skills needed to use hedging instruments are different from those needed to select the Fund's securities, (2) possible imperfect correlation, or even no correlation, between price movements of hedging instruments and price movements of the investments being hedged, (3) the fact that, while hedging strategies can reduce the risk of loss, they can also reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments and (4) the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions and the possible inability of the Fund to close out or to liquidate its hedged position.

New financial products and risk management techniques continue to be developed. The Fund may use these instruments and techniques to the extent consistent with its investment objective and regulatory and tax considerations.

DURATION. Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept "term to maturity." Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by PIMCO in portfolio selection for the Fund. Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled to be made or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time.

For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending upon its coupon and the level of market yields, a treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen the Fund's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, PIMCO will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

                               -----------------
                               Prospectus Page 8

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND


Duration allows PIMCO to make certain predictions as to the effect that changes in the level of interest rates will have on the value of the Fund's portfolio. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of three years generally will decrease in value by approximately 3%. Accordingly, if PIMCO calculates the duration of the Fund's portfolio as being three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of the Fund's portfolio may vary in relation to interest rates by a greater of lesser percentage than indicated by the above example.

REPURCHASE AGREEMENTS. The Fund may use repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes insolvent. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by PIMCO to present minimum credit risks in accordance with guidelines established by the Trust's board of trustees.

ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days and securities whose disposition is restricted under the federal securities laws (other than "Rule 144A" securities and certain commercial paper that PIMCO has determined to be liquid under procedures approved by the Trust's board of trustees).

Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act of 1933 ("1933 Act"). Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of these portfolio securities and the Fund might be unable to dispose of the securities promptly or at favorable prices.

The Fund may not be able to sell illiquid securities when PIMCO considers it desirable to do so or may have to sell such securities at a price lower than could be obtained if they were more liquid. Also the sale of illiquid securities may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities may be more difficult to value because reliable market quotations may be unavailable for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 10% of the total value of its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the Fund to earn additional income, but could result in a loss or delay in recovering the securities.

PORTFOLIO TURNOVER. The Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins or PIMCO deem portfolio changes appropriate. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains.

DERIVATIVES. The Fund may invest in instruments or securities that commonly are referred to as "derivatives" because their value

                               -----------------
                               Prospectus Page 9

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

depends on (or "derives" from) the value of an underlying asset, reference rate or index. Derivative instruments include options, futures contracts, interest rate protection contracts and similar instruments that may be used by the Fund in hedging and related income strategies. There is only limited consensus as to what constitutes a "derivative" security. However, in Mitchell Hutchins' view, the derivative securities in which the Fund may invest include "stripped" securities, such as CATS and TIGRs, and specially structured types of mortgage- and asset-backed securities. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Fund.

OTHER INVESTMENT POLICIES. In addition to its investments in U.S. government securities and related repurchase agreements, the Fund may hold up to 35% of its total assets in cash or money market instruments for liquidity purposes or pending investment in longer-term portfolio securities. In addition, when PIMCO believes unusual circumstances warrant a defensive posture, the Fund temporarily may commit all or any portion of its assets to cash or money market instruments. Such instruments may include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, commercial paper rated at least A-1 by S&P or P-1 by Moody's, bank certificates of deposit, bankers' acceptances and repurchase agreements secured by any of the foregoing. The Fund may also engage in short sales of securities "against the box" to defer realization of gains or losses for tax or other purposes.

The Fund's investment objective, its policy of normally concentrating at least 25% of its total assets in mortgage- and asset-backed securities and certain investment limitations as described in the Statement of Additional Information are fundamental policies that may not be changed without shareholder approval. All other investment policies may be changed by the Trust's trustees without shareholder approval.
--------------------------------------------------------------------------------

                                   Purchases
--------------------------------------------------------------------------------
Class Y shares are sold to eligible investors at the net asset value next determined (see "Valuation of Shares") after the purchase order is received at PaineWebber's New York City offices. No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to Rule 12b-1 distribution or service fees. Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber Incorporated ("PaineWebber") as the exclusive dealer for the sale of those shares. The Fund and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of the Class Y shares for a period of time.

PURCHASES BY INSIGHT PARTICIPANTS. An investor who purchases $50,000 or more of shares of mutual funds that are available to INSIGHT participants (which include the PaineWebber mutual funds in the Flexible Pricing SystemSM and certain specified other mutual funds) may take part in INSIGHT, a total portfolio asset allocation program sponsored by PaineWebber, and thus become eligible to purchase Class Y shares. INSIGHT offers comprehensive investment services, including a personalized asset allocation investment strategy using an appropriate combination of funds, monitoring of investment performance and comprehensive quarterly reports that cover market trends, portfolio summaries and personalized account information. Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.50% of assets held through the program (generally charged quarterly in advance), which covers all INSIGHT investment advisory services and program administration fees. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT. INSIGHT clients may elect to have their INSIGHT fees charged to their PaineWebber accounts (by the automatic redemption of money market fund shares) or, if a qualified plan, invoiced. Please contact your PaineWebber investment executive or

                               -----------------
                               Prospectus Page 10

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PaineWebber's correspondent firms or call 1-800-647-1568 for more information concerning mutual funds that are available to INSIGHT participants or for other INSIGHT information.

ACQUISITION OF CLASS Y SHARES BY OTHERS. Certain present holders of Class Y shares who are not current INSIGHT participants may acquire Class A shares of the Fund without a sales charge. This category includes former employees of Kidder, Peabody & Co., Incorporated, their associated accounts and present and former directors and trustees of the former Kidder, Peabody mutual funds. The Fund is authorized to offer Class Y shares to employee benefit and retirement plans of Paine Webber Group Inc. and its affiliates and certain other investment advisory programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. At present, however, INSIGHT participants are the only purchasers in these two categories.
--------------------------------------------------------------------------------

                                  Redemptions
--------------------------------------------------------------------------------

Class Y shares may be redeemed at their net asset value and redemption proceeds will be paid after receipt of a redemption request as described below.

REDEMPTION THROUGH PAINEWEBBER OR CORRESPONDENT FIRMS. INSIGHT participants may submit redemption requests to their investment executives or correspondent firms in person or by telephone, mail or wire. As the Fund's agent, PaineWebber may honor a redemption request by repurchasing Class Y shares from a redeeming shareholder at the shares' net asset value next determined after receipt of the request by PaineWebber's New York City offices. Within three Business Days of receipt of the request, repurchase proceeds will be paid by check or credited to the shareholder's brokerage account at the election of the shareholder. PaineWebber investment executives and correspondent firms are responsible for promptly forwarding redemption requests to PaineWebber's New York City offices. A "Business Day" is any day, Monday through Friday, on which the New York Stock Exchange, Inc. ("NYSE") is open for business.

PaineWebber reserves the right not to honor any redemption request, in which case PaineWebber promptly will forward the request to the Transfer Agent for treatment as described below.

REDEMPTION THROUGH THE TRANSFER AGENT. Shareholders also may redeem Class Y shares through the Fund's transfer agent, PFPC Inc. ("Transfer Agent"). Shareholders should mail redemption requests directly to the Transfer Agent:
PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, Delaware 19899. A redemption request will be executed at the net asset value next computed after it is received in "good order" and redemption proceeds will be paid within seven days of receipt of the request. "Good order" means that the request must be accompanied by the following: (1) a letter of instruction or a stock assignment specifying the number of shares or amount of investment to be redeemed (or that all shares credited to a Fund account be redeemed), signed by all registered owners of the shares in the exact names in which they are registered, (2) a guarantee of the signature of each registered owner by an eligible institution acceptable to the Transfer Agent and in accordance with SEC rules, such as a commercial bank, trust company or member of a recognized stock exchange, and (3) other supporting legal documents for estates, trusts, guardianships, custodianships, partnerships and corporations. Shareholders are responsible for ensuring that a request for redemption is received in "good order."

ADDITIONAL INFORMATION ON REDEMPTIONS. Redemption proceeds of $1 million or more may be wired to the shareholder's PaineWebber brokerage account or a commercial bank account designated by the shareholder. Questions about this option, or redemption requirements generally, should be referred to the shareholder's PaineWebber investment executive or correspondent firm. If a

                               ------------------
                               Prospectus Page 11

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

shareholder requests redemption of shares which were purchased recently, the Fund may delay payment until it is assured that good payment has been received. In the case of purchases by check, this can take up to 15 days.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, it reserves the right to redeem all Fund shares in any shareholder account of less than $500 net asset value or the current minimum for initial purchase. If the Fund elects to do so, it will notify the shareholder and provide the shareholder the opportunity to increase the amount invested to the minimum required level or more within 60 days of the notice. The Fund will not redeem accounts that fall below the minimum required level solely as a result of a reduction in net asset value per share.
--------------------------------------------------------------------------------

                              Dividends and Taxes
--------------------------------------------------------------------------------

DIVIDENDS. Dividends from the Fund's net investment income are declared daily and paid monthly on or about the 15th day of each month. Net investment income includes accrued interest and discount, less amortization of premium and accrued expenses. The Fund distributes annually substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net short-term capital gain, if any. The Fund may make additional distributions if necessary to avoid a 4% excise tax on certain undistributed income and capital gain.

Dividends and other distributions are paid in additional Class Y shares at net asset value unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and/or capital gain distributions in cash, either mailed to the shareholder by check or credited to the shareholder's PaineWebber account, should contact their PaineWebber investment executives or correspondent firms.

TAXES. The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders.

Dividends from the Fund's investment company taxable income (whether paid in cash or in additional Fund shares) generally are taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain (whether paid in cash or in additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them.

The Fund notifies its shareholders following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) that year.

The Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. In addition, if shares of the Fund are purchased within 30 days before or after redeeming other Fund shares at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally

                               ------------------
                               Prospectus Page 12

             ----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are therefore urged to consult their tax advisers.
--------------------------------------------------------------------------------

                              Valuation of Shares
--------------------------------------------------------------------------------
The net asset value of the Fund's shares fluctuates and is determined separately for each Class as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) each Business Day. Net asset value per share is determined by dividing the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of Fund shares outstanding.

The Fund values its assets based on their current market value where market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board of trustees determines that this does not represent fair value.
--------------------------------------------------------------------------------

                                   Management
--------------------------------------------------------------------------------
The Trust's board of trustees, as part of its overall management responsibility, oversees various organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administrator, supervises all aspects of the Fund's operations. Mitchell Hutchins receives a monthly fee for its services, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets.

Mitchell Hutchins supervises the activities of PIMCO which, as sub-adviser for the Fund makes and implements all investment decisions for the Fund. Under the sub-advisory contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee for its services as sub-adviser for the Fund in the amount of 0.25% of the Fund's average daily net assets.

The Fund also pays PaineWebber an annual fee of $4.00 per active shareholder account held at PaineWebber for certain services not provided by the Transfer Agent. The Fund incurs other expenses, such as custody and transfer agency fees, brokerage commissions, professional fees, expenses of board and shareholder meetings, fees and expenses relating to registration of its shares, taxes and governmental fees, fees and expenses of the trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, and extraordinary expenses, including costs or losses in any litigation.

Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019. It is a wholly owned subsidiary of PaineWebber, which is in turn a wholly owned subsidiary of Paine Webber Group Inc., a publicly owned financial services holding company. As of October 31, 1995, Mitchell Hutchins was adviser or sub-adviser of 38 investment companies with 75 separate portfolios and aggregate assets of over $29 billion.

PIMCO is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. PIMCO is a subsidiary of PIMCO Advisors L.P., a publicly held investment advisory firm. As of October 31, 1995, PIMCO had approximately $69.8 billion in assets under management and

                               ------------------
                               Prospectus Page 13

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

was adviser or sub-adviser of 11 investment companies with 36 portfolios and aggregate assets of approximately $18.7 billion. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies.

William C. Powers, a Managing Director of PIMCO, is responsible for the day-to-day management of the Fund's portfolio. Mr. Powers has participated in the management of the portfolio since PIMCO assumed sub-advisory responsibilities for the Fund in October 1994. Since 1991, Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO. He was previously associated with Salomon Brothers and Bear Stearns as a Senior Managing Director.

Mitchell Hutchins and PIMCO investment personnel may engage in securities transactions for their own accounts pursuant to each firm's code of ethics that establishes procedures for personal investing and restricts certain transactions.
--------------------------------------------------------------------------------

                            Performance Information
--------------------------------------------------------------------------------

The Fund performs a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in the Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized return for one-, five- and ten-year periods will be shown, unless the Class has been in existence for a shorter period. Total return calculations assume reinvestment of dividends and other distributions.

The Fund may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof.

The Fund also may advertise its yield. Yield reflects investment income net of expenses over a 30-day (or one-month) period on a Class Y share, expressed as an annualized percentage of the net asset value per share at the end of the period. Yield computations differ from other accounting methods and therefore may differ from dividends actually paid or reported net income.

Total return and yield information reflect past performance and do not necessarily indicate future results. Investment return and principal values will fluctuate, and proceeds upon redemption may be more or less than a shareholder's cost.
--------------------------------------------------------------------------------

                              General Information
--------------------------------------------------------------------------------
ORGANIZATION. PaineWebber Managed Investments Trust is registered with the SEC as an open-end management investment company and was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts by Declaration of Trust dated November 21, 1986. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $.001 per share. In addition to the Fund, shares of four other series have been authorized.

The shares of beneficial interest of the Fund are divided into four Classes, designated Class A shares, Class B shares, Class C shares and Class Y shares. Each Class represents interests in the same assets of the Fund. Class A, B and C differ as follows: (1) Each Class has exclusive voting

                               ------------------
                               Prospectus Page 14

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

rights on matters pertaining to its plan of distribution, (2) Class A shares generally are subject to an initial sales charge, (3) Class B shares bear ongoing distribution fees, may be subject to a contingent deferred sales charge upon redemption and will automatically convert to Class A shares approximately six years after issuance, (4) Class C shares are not subject to an initial sales charge, but are subject to a contingent deferred sales charge if redeemed within one year of purchase, bear ongoing distribution fees and do not convert into another Class and (5) each Class may bear differing amounts of certain Class-specific expenses. Class Y shares, which may be offered only to limited classes of investors, are subject to neither an initial or contingent deferred sales charge nor ongoing service or distribution fees.

The different sales charges and other expenses applicable to the different classes of Fund shares may affect the performance of those classes. More information concerning the other classes of shares of the Fund may be obtained from a PaineWebber investment executive or correspondent firm or by calling 1-800-647-1568.

The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a trustee by votes cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when so requested in writing by shareholders of record holding at least 10% of the Trust's outstanding shares. Each share of the Fund has equal voting rights, except as noted above. Each share of the Fund is entitled to participate equally in dividends and other distributions and the proceeds of any liquidation, except that, due to the differing expenses borne by the four Classes, these dividends and proceeds are likely to be lower for every other Class of shares than for Class Y shares. The shares of the Fund and the other series of the Trust will be voted separately except when an aggregate vote of all series is required by the Investment Company Act of 1940 ("1940 Act").

To avoid additional operating costs and for investor convenience, the Fund does not issue share certificates. Ownership of the Fund's shares is recorded on a share register by the Transfer Agent and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, is the custodian of the Fund's assets. PFPC Inc., a subsidiary of PNC Bank, National Association, whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Fund's transfer and dividend disbursing agent.

CONFIRMATIONS AND STATEMENTS. Shareholders receive confirmations of purchases and redemptions of Fund shares. PaineWebber clients receive statements at least quarterly that report their Fund activity and consolidated year-end statements that show all Fund transactions for that year. Shareholders who are not PaineWebber clients receive quarterly statements from the Transfer Agent. Shareholders also receive audited annual and unaudited semi-annual financial statements of the Fund.

                               ------------------
                               Prospectus Page 15

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                                  Appendix A
                      Types of Mortgage-Backed Securities
--------------------------------------------------------------------------------


GINNIE MAE CERTIFICATES

Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal (but not the market value of the security itself) is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the Fund. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

FANNIE MAE CERTIFICATES

Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal (but not the market value of the security itself) on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

FREDDIE MAC CERTIFICATES

Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest (but not the market value of the security itself) on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES

Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the CMOs or single class mortgage-backed securities issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae or Freddie Mac, they normally are structured with one or more types of credit enhancement. See "-- Types of Credit Enhancement." Such credit enhancements do not protect investors from changes in market value.

                               ------------------
                               Prospectus Page 16

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, holds assets of failed savings associations as either a conservator or receiver for such associations, or it acquires such assets in its corporate capacity. These assets include, among other things, single family and multifamily mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC has established a vehicle registered with the SEC through which it sells mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC holds or has acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS

CMOs are debt obligations that are collateralized either by mortgage loans, mortgage pass-through securities or other CMOs (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal and interest on the Mortgage Assets (and, in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any principal-only or PO class) on a monthly, quarterly or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES

ARM mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and Floating Rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.

TYPES OF CREDIT ENHANCEMENT

To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection; and (2) protection against losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral.

                               ------------------
                               Prospectus Page 17

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security.

Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the sched-uled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

SPECIALLY STRUCTURED CMOS AND NEW TYPES OF MORTGAGE-BACKED SECURITIES

The Fund may not invest in IOs, POs or inverse floating rate CMOs. However, the Fund may invest in other specially structured CMO classes. See "Risk Factors and Other Investment Policies--Risks of Mortgage- and Asset-Backed Securities."

New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, the Fund expects to in-vest in those new types of mortgage-backed securities that Mitchell Hutchins believes may assist the Fund in achieving its investment objective. Similarly, the Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified above. The Fund's prospectus or statement of additional information will be supplemented to the extent that new types of mortgage-backed securities or those issued by issuers other than those identified above involve materially different risks than the securities or issuers described herein.

                               ------------------
                               Prospectus Page 18

             -----------------------------------------------------
             PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

                                  Appendix B
--------------------------------------------------------------------------------

THE FUND MAY USE THE FOLLOWING INSTRUMENTS:

Options on Debt Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

Options on Indices of Debt Securities. An index assigns relative values to the securities included in the index and fluctuates with changes in the market values of such securities. Index options operate in the same way as more traditional options except that exercises of index options are effected with cash payment and do not involve delivery of securities. Thus, upon exercise of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

Debt Security Index Futures Contracts. An index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally, contracts are closed out prior to the expiration date of the contract.

Interest Rate Futures Contracts. An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of debt security called for in the contract at a specified future time and at a specified price. Although interest rate futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

Options on Futures Contracts. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

                               ------------------
                               Prospectus Page 19

 (C) 1995 PaineWebber Incorporated

[LOGO FOR RECYCLED PAPER]

 PaineWebber
 Low Duration
 U.S. Government
 Income Fund
 Class Y Shares



NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

PROSPECTUS
November 10, 1995

              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
                                 CLASS Y SHARES

                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  PaineWebber Low Duration U.S. Government Income Fund ("Fund") is a diversified series of a professionally managed, open-end management investment company organized as a Massachusetts business trust ("Trust"). The Fund seeks high current income consistent with the preservation of capital and low volatility of net asset value; it invests primarily in mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities and other U.S. government securities. The Fund's investment adviser, administrator and distributor is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"). As distributor for the Fund, Mitchell Hutchins has appointed PaineWebber to serve as the exclusive dealer for the sale of Fund shares. The Fund's investment sub-adviser is Pacific Investment Management Company ("PIMCO"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated November 10, 1995. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-647-1568. This Statement of Additional Information is dated November 10, 1995, as revised December 1, 1995.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations.

  YIELD FACTORS AND RATINGS. Standard & Poor's, a division of The McGraw Hill Companies, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") and other nationally recognized statistical rating organizations ("NRSROs") are private services that provide ratings of the credit quality of mortgage- and asset-backed securities and other debt obligations. The Fund may use these ratings in determining whether to purchase, sell or hold a security.

  S&P's highest rating category is AAA. Moody's highest rating category is Aaa. Publications of S&P indicate that it assigns such ratings to securities for which the obligor's "capacity to pay interest and repay principal is extremely strong." Publications of Moody's indicate that it assigns such ratings to securities that "are judged to be of the best quality" and "carry the smallest degree of investment risk," that interest payments on such securities "are protected by a large or by an exceptionally stable margin and principal is secure" and that while "the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues." The process by which S&P and Moody's determine ratings for mortgage- and asset-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying securities, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with such securities. Neither of such ratings represents an assessment of the likelihood that principal prepayments will be made by mortgagors or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

  It should be emphasized that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events so that an issuer's current financial condition may be better or worse than the rating would indicate. The rating assigned to a security by a NRSRO does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. Subsequent to its purchase by the Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. PIMCO will consider such an event in determining whether the Fund should continue to hold the obligation, but is not required to dispose of it. In addition to ratings assigned to individual securities, PIMCO will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality.

  The yields on debt securities, including mortgage- and asset-backed securities in which the Fund invests are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its credit rating. There is a wide variation in the quality of debt securities, both within a particular classification and between classifications. The obligations of an issuer of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal.

  ADJUSTABLE RATE AND FLOATING RATE MORTGAGE-BACKED SECURITIES. The Fund may invest in adjustable rate mortgage ("ARM") and floating rate mortgage-backed securities. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining interest rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally provide that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs provide for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may provide for limitations on changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future monthly payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

  The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate ("CMT"), that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

  Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

  SPECIAL CHARACTERISTICS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

  ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

  The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities and this delay reduces the effective yield to the holder of such securities.

  Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of the Fund.

  ILLIQUID SECURITIES. As indicated in the Prospectus, the Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose includes, among other things, over-the-counter ("OTC") options, repurchase agreements maturing in more than seven days and restricted securities other than those PIMCO has determined are liquid pursuant to guidelines established by the Trust's board of trustees. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Illiquid restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933 ("1933 Act"). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  The Trust's board of trustees has delegated the function of making day-to-day determinations of liquidity to PIMCO, pursuant to guidelines approved by the board. PIMCO takes into account a number of factors in reaching liquidity decisions, including but not limited to (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). PIMCO monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the board.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the securities and the price that was paid by the Fund upon acquisition is accrued as interest and included in the Fund's net investment income.

  Repurchase agreements carry certain risks not associated with direct investments in securities, including possible declines in the market value of the underlying securities and delays and costs to the Fund if the other party to a repurchase agreement becomes insolvent. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by PIMCO to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees. PIMCO reviews and monitors the creditworthiness of those institutions under the general supervision of Mitchell Hutchins and the Trust's board.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Fund may purchase securities on a "when-issued" or delayed delivery basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund agrees to purchase securities on a when-issued basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." The Fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if PIMCO deems it advantageous to do so, which may result in capital gain or loss to the Fund.

  LENDING OF PORTFOLIO SECURITIES. As indicated in the Prospectus, the Fund is authorized to lend up to 10% of the total value of its portfolio securities to broker-dealers or institutional investors that PIMCO deems qualified, but only when the borrower maintains with the Fund's custodian collateral either in cash or money market instruments, marked to market daily, in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins would consider, and during the period of the loan would monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loans at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

  SEGREGATED ACCOUNTS. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including dollar rolls, reverse repurchase agreements or the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash, U.S. government securities or other liquid high-grade debt securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions. As described below under "Hedging and Related Income Strategies," segregated accounts may also be required in connection with certain transactions involving options or futures contracts or interest rate protection transactions.

  INVESTMENT LIMITATIONS. The Fund may not (1) purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer;

provided that securities issued or guaranteed by the U.S. government, its agencies and instrumentalities are not subject to this limitation and further provided that up to 25% of the value of the Fund's assets may be invested without regard to this limitation; (2) issue senior securities or borrow money, except from banks or through reverse repurchase agreements and mortgage dollar rolls, and then in an aggregate amount not in excess of 33 1/3% of the Fund's total assets (including the amount of the borrowings and senior securities issued but reduced by any liabilities not constituting senior securities) at the time of such borrowings, except that the Fund may borrow up to an additional 5% of total assets (not including the amount borrowed) for temporary or emergency purposes; (3) purchase securities if, as a result of the purchase, the Fund would have more than 25% of the value of its total assets invested in securities of issuers in any one industry, except that this limitation does not apply to (a) obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities and (b) investments in mortgage- and asset-backed securities, which (whether or not issued or guaranteed by an agency or instrumentality of the U.S. government) shall be considered a single industry for purposes of this limitation; (4) underwrite securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; (5) purchase or sell real estate (including real estate limited partnerships), except that investments in mortgage-backed securities and other debt securities secured by real estate or interests therein are not subject to this limitation, and provided further that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to liquidate real estate acquired as a result of such enforcement; (6) purchase securities on margin, make short sales of securities or maintain a short position in any security, except that the Fund may (a) make margin deposits, make short sales and maintain short positions in connection with its use of options, futures contracts and options on futures contracts and
(b) sell short "against the box"; (7) purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, such as interest rate and bond index futures contracts and options thereon; (8) invest in oil, gas or mineral exploration or development programs or leases, except that the Fund may invest in issuers which invest in such programs; (9) purchase securities of other open-end investment companies, except in connection with a merger, consolidation or acquisition; or (10) make loans, except through repurchase agreements and except in connection with the loan of securities as described herein or in the Prospectus; provided that for purposes of this restriction the acquisition of bonds or other debt instruments, or interests therein, shall not be deemed to be the making of a loan.

  The foregoing fundamental investment limitations cannot be changed without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations. For purposes of fundamental investment limitation (1), mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of such securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance subsidiary or other single purpose subsidiary of a corporation that are not guaranteed by the parent corporation will be considered to be issued by a separate issuer from its parent corporation.

  The following investment restrictions are non-fundamental and may be changed by the vote of the Trust's board of trustees without shareholder approval: the Fund may not (1) purchase or retain the securities of any issuer if the officers and trustees of the Trust and the officers and directors of Mitchell Hutchins and PIMCO (each owning beneficially as principal for its own account more than 0.5% of the outstanding securities of the issuer) beneficially so own in the aggregate more than 5% of the securities of the issuer; (2) purchase any security, other than mortgage- and asset-backed securities if as a result more than 5% of the Fund's total assets would be invested in securities of companies that together with any predecessors have been in continuous operation for less than three years; (3) invest more than 15% of its net assets in illiquid securities, a term that means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and (4) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, Inc., provided that such unlisted warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with, other securities.

                     HEDGING AND RELATED INCOME STRATEGIES

  GENERAL DESCRIPTION OF HEDGING STRATEGIES. As discussed in the Prospectus, PIMCO may use a variety of financial instruments ("Hedging Instruments"), including certain options, futures contracts (sometimes referred to as "futures") and options on futures contracts, to attempt to hedge the Fund's portfolio and to enhance income. PIMCO also may attempt to hedge the Fund's portfolio through the use of interest rate protection transactions. The particular Hedging Instruments are described in Appendix B to the Prospectus.

  Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Fund's portfolio. Thus, in a short hedge the Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the Fund could exercise that put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

  Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. Thus, in a long hedge the Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

  The Fund may purchase and write (sell) covered straddles on securities or indices of debt securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a long straddle when PIMCO believes it likely that interest rates will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call. The Fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that interest rates will be as volatile during the term of the option as the option pricing implies.

  Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

  The use of Hedging Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use Hedging Instruments will be limited by tax considerations. See "Taxes."

  In addition to the products, strategies and risks described below and in the Prospectus, PIMCO expects to discover additional opportunities in connection with options, futures contracts and other hedging techniques. These new opportunities may become available as PIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts or other techniques are developed. PIMCO may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

  SPECIAL RISKS OF HEDGING STRATEGIES. The use of Hedging Instruments involves special considerations and risks, as described below. Risks pertaining to particular Hedging Instruments are described in the sections that follow:

    (1) Successful use of most Hedging Instruments depends upon PIMCO's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While PIMCO is experienced in the use of Hedging Instruments, there can be no assurance that any particular hedging strategy adopted will succeed.

    (2) There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded.

    The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

    (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because PIMCO projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

    (4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If the Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

  COVER FOR HEDGING STRATEGIES. Transactions using Hedging Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash, receivables and short-term liquid debt securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for hedging transactions and will, if the guidelines so require, set aside cash, U.S. government securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

  Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

  OPTIONS. The Fund may purchase put and call options, or write (sell) covered put and call options, on debt securities. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable the Fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the market price of the security underlying a covered put option declines to less than the exercise price on the option, minus the premium received, the Fund would expect to suffer a loss. In addition, writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value. The securities or other assets used as cover for OTC options written by the Fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option. Options that expire unexercised have no value.

  The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

  The Fund may purchase or write both exchange-traded and OTC options. Exchange markets for options on debt securities exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and a contra party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the contra party to make or take delivery of the underlying investment upon exercise of the option.

Failure by the contra party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. The Fund will enter into OTC option transactions only with contra parties that have a net worth of at least $20 million.

  The Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although the Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

  If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

  GUIDELINES FOR OPTIONS. The Fund's use of options is governed by the following guidelines, which can be changed by the Trust's board of trustees without shareholder vote:

    1. The Fund may purchase a put or call option, including any straddles or spreads, only if the value of its premium, when aggregated with the premiums on all other options held by the Fund, does not exceed 5% of the Fund's total assets.

    2. The aggregate value of securities underlying put options written by the Fund, determined as of the date the put options are written, will not exceed 50% of the Fund's net assets.

    3. The aggregate premiums paid on all options (including options on securities and debt security indices and options on future contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

  FUTURES. The Fund may purchase and sell interest rate futures contracts and debt security index futures contracts. The Fund may also purchase put and call options, and write covered put and call options, on such futures contracts. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered call or put options on securities or indices.

  Futures strategies also can be used to manage the average duration of the Fund's portfolio. If PIMCO wishes to shorten the average duration of the Fund, the Fund may sell an interest rate or debt security index futures contract or a call option thereon, or purchase a put option on that futures contract. If PIMCO wishes to lengthen the average duration of the Fund, the Fund may buy an interest rate or debt security index futures contract or a call option thereon or sell a put option thereon.

  The Fund may also write put options on interest rate futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The Fund will engage in this strategy only when it is more advantageous to the Fund than purchasing the futures contract.

  No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures broker. When the Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a put or call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

  Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  GUIDELINES FOR FUTURES AND RELATED OPTIONS. The Fund's use of futures and related options is governed by the following guidelines, which can be changed by the Trust's board of trustees without shareholder vote:

    1. To the extent the Fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

    2. The aggregate premiums paid on all options (including options on securities and debt security indices and options on futures contracts) purchased by the Fund that are held at any time will not exceed 20% of the Fund's net assets.

    3. The aggregate margin deposits on all futures contracts and options thereon held at any time by the Fund will not exceed 5% of the Fund's total assets.

  INTEREST RATE PROTECTION TRANSACTIONS. The Fund may enter into interest rate protection transactions, including interest rate swaps and interest rate caps, collars and floors. Interest rate swap transactions involve an agreement between two parties to exchange payments that are based, respectively, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling or goes below a designated floor on predetermined dates or during a specified time period. The Fund intends to use these transactions as a hedge and not as a speculative investment. Interest rate protection transactions are subject to risks comparable to those described above with respect to other hedging strategies.

  The Fund may enter into interest rate swaps, caps, collars and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate protection transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, PIMCO and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and appropriate Fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any interest rate swaps that are not entered into on a net basis and with respect to any interest rate caps, collars and floors that are written by the Fund.

  The Fund will enter into interest rate protection transactions only with banks and recognized securities dealers believed by PIMCO to present minimal credit risks in accordance with guidelines established by the Trust's board of trustees. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. Caps, collars and floors are more recent innovations for which documentation is less standardized, and accordingly, they are less liquid than swaps.

                             TRUSTEES AND OFFICERS

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                 POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*          WITH TRUST                OTHER DIRECTORSHIPS
----------------------          ----------               --------------------
E. Garrett Bewkes, Jr.;    Trustee and Chairman   Mr. Bewkes is a director and a
69**                          of the Board of      consultant to Paine Webber Group
                                 Trustees          Inc. ("PW Group") (holding com-
                                                   pany of PaineWebber and Mitchell
                                                   Hutchins). Prior to 1988, he was
                                                   chairman of the board, president
                                                   and chief executive officer of
                                                   American Bakeries Company. Mr.
                                                   Bewkes is also a director of In-
                                                   terstate Bakeries Corporation,
                                                   NaPro BioTherapeutics, Inc. and a
                                                   director or trustee of 24 other
                                                   investment companies for which
                                                   Mitchell Hutchins or PaineWebber
                                                   serves as investment adviser.
Meyer Feldberg; 53                Trustee         Mr. Feldberg is Dean and Professor
Columbia University                                of Management of the Graduate
101 Uris Hall                                      School of Business, Columbia Uni-
New York, New York 10027                           versity. Prior to 1989, he was
                                                   president of the Illinois Insti-
                                                   tute of Technology. Dean Feldberg
                                                   is also a director of AMSCO In-
                                                   ternational Inc., Federated De-
                                                   partment Stores, Inc., and New
                                                   World Communications Group Incor-
                                                   porated and a director or trustee
                                                   of 16 other investment companies
                                                   for which Mitchell Hutchins or
                                                   PaineWebber serves as investment
                                                   adviser.
George W. Gowen; 66               Trustee         Mr. Gowen is a partner in the law
666 Third Avenue                                   firm of Dunnington, Bartholow &
New York, New York 10017                           Miller. Prior to May 1994, he was
                                                   a partner in the law firm of Fry-
                                                   er, Ross & Gowen. Mr. Gowen is
                                                   also a director of Columbia Real
                                                   Estate Investments, Inc. and a
                                                   director or trustee of 14 other
                                                   investment companies for which
                                                   Mitchell Hutchins or PaineWebber
                                                   serves as investment adviser.

                                 POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*          WITH TRUST                OTHER DIRECTORSHIPS
----------------------          ----------               --------------------
Frederic V. Malek; 58             Trustee         Mr. Malek is chairman of Thayer
901 15th Street, N.W.                              Capital Partners (investment
Suite 300                                          bank) and a co-chairman and di-
Washington, D.C. 20005                             rector of CB Commercial Group
                                                   Inc. (real estate). From January
                                                   1992 to November 1992, he was
                                                   campaign manager of Bush-Quayle
                                                   '92. From 1990 to 1992, he was
                                                   vice chairman and, from 1989 to
                                                   1990, he was president of North-
                                                   west Airlines Inc., NWA Inc.
                                                   (holding company of Northwest
                                                   Airlines Inc.) and Wings Holdings
                                                   Inc. (holding company of NWA
                                                   Inc.). Prior to January 1989, he
                                                   was employed by the Marriott Cor-
                                                   poration (hotels, restaurants,
                                                   airline catering and contract
                                                   feeding), where he most recently
                                                   was an executive vice president
                                                   and president of Marriott Hotels
                                                   and Resorts. Mr. Malek is also a
                                                   director of American Management
                                                   Systems, Inc., Automatic Data
                                                   Processing, Inc., Avis, Inc., FPL
                                                   Group, Inc., ICF International,
                                                   Manor Care, Inc., National Educa-
                                                   tion Corporation and Northwest
                                                   Airlines Inc. and a director or
                                                   trustee of 14 other investment
                                                   companies for which Mitchell
                                                   Hutchins or PaineWebber serves as
                                                   investment adviser.
Judith Davidson Moyers;           Trustee         Mrs. Moyers is president of Public
60                                                 Affairs Television, Inc., an edu-
Public Affairs                                     cational consultant and a home
Television                                         economist. Mrs. Moyers is also a
356 W. 58th Street                                 director of Ogden Corporation and
New York, New York 10019                           a director or trustee of 14 other
                                                   investment companies for which
                                                   Mitchell Hutchins or PaineWebber
                                                   serves as investment adviser.

                               POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*        WITH TRUST                OTHER DIRECTORSHIPS
----------------------        ----------               --------------------
Margo N. Alexander; 48         President        Mrs. Alexander is president, chief
                                                 executive officer and a director
                                                 of Mitchell Hutchins. Prior to
                                                 January 1995, Mrs. Alexander was
                                                 an executive vice president of
                                                 PaineWebber. Mrs. Alexander is
                                                 also a director or trustee of one
                                                 investment company and president
                                                 of 31 other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.
Julieanna Berry; 32         Vice President      Ms. Berry is a vice president and
                                                 portfolio manager of Mitchell
                                                 Hutchins.
Teresa M. Boyle; 37         Vice President      Ms. Boyle is a first vice presi-
                                                 dent and manager--advisory admin-
                                                 istration of Mitchell Hutchins.
                                                 Prior to November 1993, she was
                                                 compliance manager of Hyperion
                                                 Capital Management, Inc., an in-
                                                 vestment advisory firm. Prior to
                                                 April 1993, Ms. Boyle was a vice
                                                 president and manager--legal ad-
                                                 ministration of Mitchell
                                                 Hutchins. Ms. Boyle is also a
                                                 vice president of 31 other in-
                                                 vestment companies for which
                                                 Mitchell Hutchins or PaineWebber
                                                 serves as investment adviser.
Gigi L. Capes; 31         Vice President and    Ms. Capes is a vice president and
                          Assistant Treasurer    the tax manager of the mutual
                                                 fund finance division of Mitchell
                                                 Hutchins. Prior to 1992, she was
                                                 a tax senior consultant with KPMG
                                                 Peat Marwick. Ms. Capes is also a
                                                 vice president and assistant
                                                 treasurer 31 other investment
                                                 companies for which Mitchell
                                                 Hutchins or PaineWebber serves as
                                                 investment adviser.

NAME, AGE AND                 POSITION                BUSINESS EXPERIENCE;
ADDRESS*                     WITH TRUST                OTHER DIRECTORSHIPS
-------------                ----------               --------------------
Joan L. Cohen; 31        Vice President and    Ms. Cohen is a vice president and
                         Assistant Secretary    attorney of Mitchell Hutchins.
                                                Prior to December 1993, she was
                                                an associate at the law firm of
                                                Seward & Kissel. Ms. Cohen is
                                                also a vice president and assis-
                                                tant secretary of 24 other in-
                                                vestment companies for which
                                                Mitchell Hutchins or PaineWebber
                                                serves as investment adviser.
Karen L. Finkel; 37        Vice President      Mrs. Finkel is a first vice presi-
                                                dent and portfolio manager of
                                                Mitchell Hutchins. Mrs. Finkel is
                                                also a vice president of one
                                                other investment company for
                                                which Mitchell Hutchins serves as
                                                investment adviser.
Ellen R. Harris; 49        Vice President      Ms. Harris is chief domestic eq-
                                                uity strategist and a managing
                                                director of Mitchell Hutchins.
                                                Ms. Harris is also a vice presi-
                                                dent of two other investment com-
                                                panies for which Mitchell
                                                Hutchins or PaineWebber serves as
                                                investment adviser.
Mary B. King; 31           Vice President      Mrs. King is a first vice presi-
                                                dent and a portfolio manager of
                                                Mitchell Hutchins. Mrs. King is
                                                also a vice president of one
                                                other investment company for
                                                which Mitchell Hutchins serves as
                                                investment adviser.
Thomas J. Libassi; 36      Vice President      Mr. Libassi is a senior vice pres-
                                                ident of Mitchell Hutchins. Prior
                                                to May 1994, he was a vice presi-
                                                dent of Keystone Custodian Funds
                                                Inc. with portfolio management
                                                responsibility. Mr. Libassi is
                                                also a vice president of three
                                                other investment companies for
                                                which Mitchell Hutchins or
                                                PaineWebber serves as investment
                                                adviser.

                                POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*         WITH TRUST                OTHER DIRECTORSHIPS
----------------------         ----------               --------------------
C. William Maher; 34       Vice President and    Mr. Maher is a first vice presi-
                           Assistant Treasurer    dent and a senior manager of the
                                                  mutual fund division of Mitchell
                                                  Hutchins. Mr. Maher is also a
                                                  vice president and assistant
                                                  treasurer of 31 other investment
                                                  companies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Dennis McCauley; 49          Vice President      Mr. McCauley is a managing direc-
                                                  tor and Chief Investment Offi-
                                                  cer--Fixed Income of Mitchell
                                                  Hutchins. Prior to December 1994,
                                                  he was Director of Fixed Income
                                                  Investments of IBM Corporation.
                                                  Mr. McCauley is also a vice pres-
                                                  ident of 20 other investment com-
                                                  panies for which Mitchell
                                                  Hutchins or PaineWebber serves as
                                                  investment adviser.
Ann E. Moran; 38           Vice President and    Ms. Moran is a vice president of
                           Assistant Treasurer    Mitchell Hutchins. Ms. Moran is
                                                  also a vice president and assis-
                                                  tant treasurer of 31 other in-
                                                  vestment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
Dianne E. O'Donnell; 43    Vice President and    Ms. O'Donnell is a senior vice
                                Secretary         president and deputy general
                                                  counsel of Mitchell Hutchins. Ms.
                                                  O'Donnell is also a vice presi-
                                                  dent and secretary of 31 other
                                                  investment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.
Victoria E. Schonfeld; 44    Vice President      Ms. Schonfeld is a managing direc-
                                                  tor and general counsel of Mitch-
                                                  ell Hutchins. From April 1990 to
                                                  May 1994, she was a partner in
                                                  the law firm of Arnold & Porter.
                                                  Prior to April 1990, she was a
                                                  partner in the law firm of
                                                  Shereff, Friedman, Hoffman &
                                                  Goodman. Ms. Schonfeld is also a
                                                  vice president of 31 other in-
                                                  vestment companies for which
                                                  Mitchell Hutchins or PaineWebber
                                                  serves as investment adviser.

                               POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*        WITH TRUST                OTHER DIRECTORSHIPS
----------------------        ----------               --------------------
Paul H. Schubert; 32      Vice President and    Mr. Schubert is a first vice pres-
                          Assistant Treasurer    ident and a senior manager of the
                                                 mutual fund finance division of
                                                 Mitchell Hutchins. From August
                                                 1992 to August 1994, he was a
                                                 vice president at BlackRock Fi-
                                                 nancial Management, L.P. Prior to
                                                 August 1992, he was an audit man-
                                                 ager with Ernst & Young LLP. Mr.
                                                 Schubert is also a vice president
                                                 and assistant treasurer of 31
                                                 other investment companies for
                                                 which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.
Nirmal Singh; 39            Vice President      Mr. Singh is a first vice presi-
                                                 dent of Mitchell Hutchins. Prior
                                                 to September 1993, he was a mem-
                                                 ber of the portfolio management
                                                 team at Merrill Lynch Asset Man-
                                                 agement, Inc. Mr. Singh is also
                                                 vice president of five other in-
                                                 vestment companies for which
                                                 Mitchell Hutchins or PaineWebber
                                                 serves as investment adviser.
Julian F. Sluyters; 35    Vice President and    Mr. Sluyters is a senior vice
                               Treasurer         president and the director of the
                                                 mutual fund finance division of
                                                 Mitchell Hutchins. Prior to 1991,
                                                 he was an audit senior manager
                                                 with Ernst & Young LLP. Mr.
                                                 Sluyters is also a vice president
                                                 and treasurer of 31 other invest-
                                                 ment companies for which Mitchell
                                                 Hutchins or PaineWebber serves as
                                                 investment adviser.

                               POSITION                BUSINESS EXPERIENCE;
NAME, AGE AND ADDRESS*        WITH TRUST                OTHER DIRECTORSHIPS
----------------------        ----------               --------------------
Mark A. Tincher; 40         Vice President      Mr. Tincher is a managing director
                                                 and chief investment officer--
                                                 U.S. equity investments of Mitch-
                                                 ell Hutchins. Prior to March
                                                 1995, he was a vice president and
                                                 directed the U.S. funds manage-
                                                 ment and equity research areas of
                                                 Chase Manhattan Private Bank. Mr.
                                                 Tincher is also vice president of
                                                 ten other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.
Gregory K. Todd; 38       Vice President and    Mr. Todd is a first vice president
                          Assistant Secretary    and associate general counsel of
                                                 Mitchell Hutchins. Prior to 1993,
                                                 he was a partner in the law firm
                                                 of Shereff, Friedman, Hoffman &
                                                 Goodman. Mr. Todd is also a vice
                                                 president and assistant secretary
                                                 of 31 other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.
Craig M. Varrelman; 37      Vice President      Mr. Varrelman is a first vice
                                                 president of Mitchell Hutchins.
                                                 Mr. Varrelman is also vice presi-
                                                 dent of four other investment
                                                 companies for which Mitchell
                                                 Hutchins or PaineWebber serves as
                                                 investment adviser.
Keith A. Weller; 34       Vice President and    Mr. Weller is a first vice presi-
                          Assistant Secretary    dent and associate general coun-
                                                 sel of Mitchell Hutchins. From
                                                 September 1987 to May 1995, he
                                                 was an attorney in private prac-
                                                 tice. Mr. Weller is also a vice
                                                 president and assistant secretary
                                                 of 23 other investment companies
                                                 for which Mitchell Hutchins or
                                                 PaineWebber serves as investment
                                                 adviser.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.
** Mr. Bewkes is an "interested person" of the Trust as defined in the Investment Company Act of 1940 ("1940 Act") by virtue of his position with PW Group.

  The Trust pays trustees who are not "interested persons" of the Trust $5,000 annually and $250 per meeting of the board or any committee thereof. Trustees also are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the shares of the Fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The table below includes certain information relating to the compensation of the Trust's Trustees.

                               COMPENSATION TABLE

                                          PREFERRED
                                              OR                      TOTAL
                                          RETIREMENT               COMPENSATION
                                           BENEFITS                  FROM THE
                                          ACCRUED AS                TRUST AND
                              AGGREGATE    PART OF     ESTIMATED       THE
                             COMPENSATION    THE        ANNUAL     FUND COMPLEX
                                 FROM      TRUST'S   BENEFITS UPON   PAID TO
  NAME OF PERSON, POSITION    THE TRUST*   EXPENSES   RETIREMENT    TRUSTEES+
  ------------------------   ------------ ---------- ------------- ------------
E. Garrett Bewkes, Jr.
 Trustee and chairman of the
  board of trustees.........       --        --           --             --
Meyer Feldberg,
 Trustee....................   $10,250       --           --         $86,050
George W. Gowen,
 Trustee....................   $ 9,250       --           --         $71,425
Frederic V. Malek,
 Trustee....................   $ 9,750       --           --         $77,875
Judith Davidson Moyers,
 Trustee....................   $ 9,750       --           --         $71,125

--------
* Represents fees paid to each trustee during the fiscal year ended November 30, 1994.
+ Represents total compensation paid to each trustee during the calendar year ended December 31, 1994.

               INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the Fund pursuant to a contract with the Trust dated April 28, 1988, as supplemented by a separate fee agreement dated March 26, 1993, ("Advisory Contract"). Under the Advisory Contract, the Fund pays Mitchell Hutchins an annual fee of 0.50% of the Fund's average net assets, computed daily and paid monthly. During the fiscal year ended November 30, 1994, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $5,598,491 of which $400,611 was waived by Mitchell Hutchins. During the period May 3, 1993 (commencement of operations) to November 30, 1993, the Fund paid (or accrued) to Mitchell Hutchins investment advisory and administrative fees of $3,519,442.

  Under a service agreement with the Trust, PaineWebber provides certain services to the Fund not otherwise provided by its transfer agent. The agreement is reviewed by the Trust's board of trustees annually. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, PaineWebber earned fees under the service agreement in the amount of $139,291 and $71,854, respectively.

  The Advisory Contract authorizes Mitchell Hutchins to retain one or more sub-advisers but does not require Mitchell Hutchins to do so. Under a sub-investment advisory contract ("Sub-Advisory Contract") dated November 14, 1994 with Mitchell Hutchins, PIMCO serves as sub-adviser for the Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee in the annual amount of 0.25% of the Fund's average daily net assets. PIMCO bears all expenses incurred by it in connection with its services under the Sub-Advisory Contract. For the period October 20, 1994 to November 30, 1994, Mitchell Hutchins paid (or accrued) to PIMCO sub-advisory fees of $147,540 pursuant to the Sub-Advisory Contract and a prior substantially similar contract.

  Under the terms of the Advisory Contract, the Fund will bear all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to a particular series of the Trust are allocated among the series (including the Fund) by or under the direction of the Trust's board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Fund include the following (or the Fund's share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the Fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the Fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and any other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or the Fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates;
(13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the Trust or the Fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

  As required by state regulation, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses of the Fund in any fiscal year exceed applicable limits. Currently, the most restrictive such limit applicable to the Fund is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.5% of its average daily net assets in excess of $100 million. Certain expenses, such as brokerage commissions, taxes, interest, distribution fees and extraordinary items, are excluded from this limitation. No reimbursement pursuant to such limitation was required for the fiscal year ended November 30, 1994.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Advisory Contract, except to the extent that such loss results from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its obligations and duties thereunder. Under the Sub-Advisory Contract, PIMCO will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the Fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to the Trust, the Fund, its shareholders or Mitchell Hutchins to which PIMCO would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Trust's board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Fund. The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board of trustees or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice to PIMCO, or by PIMCO on 120 days' written notice to Mitchell Hutchins. The Sub-Advisory Contract may also be terminated by Mitchell Hutchins (1) upon material breach by PIMCO of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of such breach; (2) if PIMCO becomes unable to discharge its duties and obligations under the Sub-Advisory Contract or (3) on 120 days' notice to PIMCO.

  The following table shows the approximate net assets as of October 31, 1995, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                         NET
                                                                       ASSETS
     INVESTMENT CATEGORY                                               ($ MIL)
     -------------------                                               -------
     Domestic (excluding Money Market)............................... $ 5,680.0
     Global..........................................................   2,893.3
     Equity/Balanced.................................................   2,748.3
     Fixed Income (excluding Money Market)...........................   5,825.0
       Taxable Fixed Income..........................................   4,083.1
       Tax-Free Fixed Income.........................................   1,741.9
     Money Market Funds..............................................  20,479.4

  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber and other Mitchell Hutchins advisory clients.

  PIMCO personnel also may invest in securities for their own accounts pursuant to PIMCO's code of ethics which establishes procedures for personal investing and restricts certain transactions.

  DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class Y shares of the Fund a distribution contract with the Trust dated November 10, 1995 ("Distribution Contract") that requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell shares of the Fund. Shares of the Fund are offered continuously. Under an exclusive dealer agreements between Mitchell Hutchins and PaineWebber dated November 10, 1995 relating to Class Y shares of the Fund ("Exclusive Dealer Agreement"), PaineWebber and its correspondent firms sell the Fund's Class Y shares.

                             PORTFOLIO TRANSACTIONS

  Subject to policies established by the board of trustees of the Trust, PIMCO is responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, PIMCO seeks to obtain the best net results for the Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own account and not as brokers. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. While PIMCO generally seeks reasonably competitive commission rates and dealer spreads, payment of the lowest commission or spread is not necessarily consistent with obtaining the best net results. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, the Fund paid $88,421 and $0, respectively, in brokerage commissions.

  The Fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The Trust's board of trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Mitchell Hutchins or its affiliates are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the Fund on such exchange and authorize Mitchell Hutchins and any of its affiliates to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable regulations of the SEC. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, the Fund paid no brokerage commissions to PaineWebber or any other affiliate of Mitchell Hutchins.

  Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The Fund's procedures in selecting FCMs to execute the Fund's transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

  Consistent with the interests of the Fund and subject to the review of the Trust's board of trustees, PIMCO may cause the Fund to purchase and sell portfolio securities through brokers who provide the Fund with research, analysis, advice and similar services. In return for such services, the Fund may pay to those brokers a higher commission than may be charged by other brokers, provided that PIMCO determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of PIMCO to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term. During the fiscal year ended November 30, 1994, neither PIMCO nor Mitchell Hutchins directed any portfolio transactions for the Fund to brokers chosen because they provided research services.

  For purchases or sales with broker-dealer firms which act as principal, PIMCO seeks best execution. Although PIMCO may receive certain research or execution services in connection with these transactions, PIMCO will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, PIMCO will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services which could be purchased for hard dollars. PIMCO may engage in agency transactions in OTC equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include PIMCO receiving multiple quotes from dealers before executing the transaction on an agency basis.

  Information and research services furnished by dealers or brokers with or through which the Fund effects securities transactions may be used by PIMCO in advising other funds or accounts and, conversely, research services furnished to PIMCO by dealers or brokers in connection with other funds or accounts PIMCO advises may be used by PIMCO in advising the Fund. Information and research received from such brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract or PIMCO under the Sub-advisory Contract.

  Investment decisions for the Fund and for other investment accounts managed by PIMCO are made independently of each other in light of differing considerations for the various accounts.

However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  The Fund will not purchase securities that are offered in underwritings in which Mitchell Hutchins or any of its affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the Trust's board of trustees pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that Mitchell Hutchins or any affiliate thereof not participate in or benefit from the sale to the Fund.

  PORTFOLIO TURNOVER. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of such securities in the portfolio during the year. During the fiscal year ended November 30, 1994 and the period May 3, 1993 (commencement of operations) to November 30, 1993, the portfolio turnover rate for the Fund was 246.34% and 96.60%, respectively. The Fund's high portfolio turnover rate for the fiscal year ended November 30, 1994 was attributable to repositioning caused by an unusually high number of redemptions.

                              VALUATION OF SHARES

  The Fund determines its net asset value per share separately for each Class of shares as of the close of regular trading (currently 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

  Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided such quotations adequately reflect, in the judgment of PIMCO, the fair value of the security. Where such market quotations are not readily available, securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees, generally based upon appraisals received from a pricing service using a computerized matrix system or derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation generally is used with respect to debt obligations with 60 days or less remaining until maturity unless the Trust's board of trustees determines that this does not represent fair value.

                            PERFORMANCE INFORMATION

  The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the Fund's Performance Advertisements are calculated according to the following formula:

 P(1 + T)n =   ERV

where:P    =   a hypothetical initial payment of $1,000 to purchase shares of a specified Class
      T    =   average annual total return of shares of that Class
      n    =   number of years
      ERV  =   ending redeemable value of a hypothetical $1,000 payment made at the beginning of that period.

  Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends and other distributions are assumed to have been reinvested at net asset value.

  The Fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in Fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

  YIELD. Yields used in the Fund's Performance Advertisements are calculated by dividing the Fund's interest income attributable to a Class of shares for a 30-day period ("Period"), net of expenses attributable to such Class, by the average number of shares of such Class entitled to receive dividends during the Period and expressing the result as an annualized percentage of the net asset value per share at the end of the Period. Yield quotations are calculated according to the following formula:

    YIELD
      =         (a-b
              2[ --- + 1)/6/ - 1]
                 cd

 where: a   = interest earned during the Period attributable to a Class of shares
        b   = expenses accrued for the Period attributable to a Class of shares
              (net of reimbursements)
        c   = the average daily number of shares of the Class outstanding during the Period that were entitled to receive dividends
        d   = the net asset value per share on the last day of the Period.

  Except as noted below, in determining net investment income earned during the Period (variable "a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the Period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the Period or, if the obligation was purchased during the Period, the purchase price plus accrued interest and (2) dividing the yield to maturity by 360, and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Once interest earned is calculated in this fashion for each debt obligation held by the Fund, interest earned during the Period is then determined by totalling the interest earned on all debt obligations. For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

  OTHER INFORMATION. In Performance Advertisements, the Fund may compare its Standardized Return and/or its Non-Standardized Return with, or otherwise discuss data (including average 30-day money market fund yields), published by Lipper Analytical Services, Inc. ("Lipper"); IBC/Donaghue's Money Market Fund Report; CDA Investment Technologies, Inc. ("CDA"); Wiesenberger Investment Companies Service ("Wiesenberger"); Investment Company Data Inc. ("ICD"); or Morningstar Mutual Funds ("Morningstar"); or with the performance of U.S. Treasury securities of various maturities, recognized stock, bond and other indices, including (but not limited to) the Salomon Brothers Bond Index, Shearson Lehman Bond Index, Shearson Lehman Government/Corporate Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, and changes in the Consumer Price Index as published by the U.S. Department of Commerce. Such comparisons also may include economic data and statistics published by the United States Bureau of Labor Statistics, such as the cost of living index, information and statistics on the residential mortgage market or the market for mortgage-backed securities, such as those published by the Federal Reserve Bank, the Office of Thrift Supervision, Ginnie Mae, Fannie Mae and Freddie Mac, and the Lehman Mortgage-Backed Securities Index. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

  The Fund may also compare its performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote (R) Money Markets. In comparing the Fund or its performance to CDs investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Shares of the Fund are not insured or guaranteed by the U.S. government and returns and net asset value will fluctuate. In comparing the Fund or its performance to money market funds, investors should keep in mind that money market funds seek to maintain a constant net asset value per share of $1.00, while the net asset value of the Fund's shares will fluctuate and the Fund may not be able to return money invested on a dollar-for-dollar basis. The securities held by the Fund generally will have longer maturities than those held by money market funds or than most CDs and may reflect interest rate fluctuations for longer term securities. An investment in the Fund involves greater risks than an investment in either a money market fund or a CD.

                                     TAXES

  In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, options or futures that were held for less than three months ("Short-Short Limitation"); (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer.

  Dividends and other distributions declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in any of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls. The Fund invests exclusively in debt securities and receives no dividend income; accordingly, no portion of the dividends or other distributions paid by the Fund will be eligible for the dividends-received deduction allowed to corporations.

  If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

  The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the year and capital gain net income for the one-year period ending on November 30 of that year, plus certain other amounts.

  The use of hedging and option income strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Income from transactions in options and futures contracts derived by the Fund with respect to its business of investing in securities will qualify as permissible income under the Income Requirement. However, income from the disposition of options and futures contracts will be subject to the Short-Short Limitation if they are held for less than three months.

  If the Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Fund will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Fund does not qualify for this treatment, it may be forced to defer the closing out of certain options and futures contracts beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.

  The Fund may acquire zero coupon or other securities issued with original issue discount ("OID"). As the holder of such securities, the Fund would have to include in its gross income the OID that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. The Fund intends to elect similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because the Fund annually seeks to distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, in order to continue to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce the Fund's ability to sell other securities, or certain options or futures, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

                               OTHER INFORMATION

  PAINEWEBBER MANAGED INVESTMENTS TRUST. Prior to February 26, 1992, the Trust's name was "PaineWebber Fixed Income Portfolios." Prior to October 20, 1995, the Fund was known as the "PaineWebber Short-Term U.S. Government Income Fund."

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust or the Fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, the Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 M Street, N.W., Washington, D.C., 20036-5891, counsel to the Fund, has passed upon the legality of the shares offered by the Prospectus. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  INDEPENDENT AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, N.Y. 10019, serves as independent auditors for the Trust.

                              FINANCIAL STATEMENTS

  The Fund's Annual Report to Shareholders for the fiscal year ended November 30, 1994 and its Semi-Annual Report to Shareholders for the six months ended May 31, 1995 are separate documents supplied with this Statement of Additional Information and the financial statements, accompanying notes and (with respect to the Annual Report to Shareholders) report of independent auditors appearing therein are incorporated herein by this reference.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY IN- FORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAW-FULLY BE MADE.

                                ---------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Policies and Restrictions.......................................   1
Hedging and Related Income Strategies......................................   8
Trustees and Officers......................................................  16
Investment Advisory and Distribution Arrangements..........................  23
Portfolio Transactions.....................................................  26
Valuation of Shares........................................................  28
Performance Information....................................................  29
Taxes......................................................................  31
Other Information..........................................................  33
Financial Statements.......................................................  33

(C) 1995 PaineWebber Incorporated


[LOGO FOR RECYCLED PAPER]

 PAINEWEBBER
 LOW DURATION
 U.S. GOVERNMENT
 INCOME FUND
 CLASS Y SHARES

--------------------------------------------------------------------------------
                      Statement of Additional Information
                            November 10, 1995, as revised
                                         December 1, 1995

--------------------------------------------------------------------------------

                                                                     PAINEWEBBER